SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.0%

United States — 95.0%

Communication Services — 8.7%
Activision Blizzard Inc	8,807	$819
Alphabet Inc, Cl A *	4,202	8,667
Alphabet Inc, Cl C *	4,147	8,579
AT&T Inc	119,675	3,623
Bandwidth Inc, Cl A *	74	9
Cardlytics Inc *	143	16
Cars.com Inc *	4,178	54
Charter Communications Inc, Cl A *	1,676	1,034
Cinemark Holdings Inc	2,104	43
Cogent Communications Holdings Inc	148	10
Comcast Corp, Cl A	56,021	3,031
Electronic Arts Inc	2,676	362
Emerald Holding Inc *	4,781	26
Eventbrite Inc, Cl A *	2,537	56
EverQuote Inc, Cl A *	1,468	53
EW Scripps Co/The, Cl A	3,299	64
Facebook Inc, Cl A *	31,708	9,339
Fox Corp, Cl A	1,372	50
IAC/InterActiveCorp *	376	81
IMAX Corp *	2,244	45
Interpublic Group of Cos Inc/The	8,487	248
Iridium Communications Inc *	366	15
John Wiley & Sons Inc, Cl A	236	13
Liberty Broadband Corp, Cl A *	81	12
Liberty Broadband Corp, Cl C *	843	127
Liberty Media Corp-Liberty Formula One, Cl C *	1,355	59
Live Nation Entertainment Inc *	181	15
Lumen Technologies	872	12
Madison Square Garden Entertainment Corp *	39	3
Match Group Inc *	1,537	211
Meredith Corp	1,401	42
MSG Networks Inc *	2,988	45
New York Times Co/The, Cl A	439	22
Nexstar Media Group Inc, Cl A	455	64
Omnicom Group Inc	10,137	752
Pinterest, Cl A *	2,610	193
Scholastic Corp	1,266	38
Shenandoah Telecommunications Co	222	11
Sirius XM Holdings Inc	7,153	44
Spotify Technology SA *	1,265	339
Take-Two Interactive Software Inc *	830	147
TechTarget Inc *	1,986	138
TEGNA Inc	3,052	57
T-Mobile US Inc *	5,590	700
Twitter Inc *	7,369	469
Verizon Communications Inc	57,853	3,364
ViacomCBS Inc, Cl B	7,304	329
Walt Disney Co/The	23,468	4,330

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Wrestling Entertainment Inc, Cl A	780	$42
Zillow Group Inc, Cl C *	1,112	144
Zynga Inc, Cl A *	14,448	148

		48,094

Consumer Discretionary — 12.6%
1-800-Flowers.com Inc, Cl A *	3,668	101
Aaron’s Co Inc	416	11
Abercrombie & Fitch Co, Cl A	2,970	102
Adtalem Global Education Inc *	1,460	58
Advance Auto Parts Inc	317	58
Amazon.com Inc *	5,618	17,383
American Eagle Outfitters Inc	3,416	100
American Public Education Inc *	1,831	65
Aramark	260	10
Asbury Automotive Group Inc *	425	84
At Home Group Inc *	6,757	194
AutoNation Inc *	970	90
AutoZone Inc *	235	330
Bed Bath & Beyond Inc	2,963	86
Best Buy Co Inc	14,318	1,644
Big Lots Inc	1,758	120
Bloomin’ Brands Inc	2,259	61
Booking Holdings Inc *	563	1,312
Boot Barn Holdings Inc *	1,181	74
BorgWarner Inc	321	15
Bright Horizons Family Solutions Inc *	76	13
Brinker International Inc	1,180	84
Brunswick Corp/DE	839	80
Buckle Inc/The	1,885	74
Burlington Stores Inc *	482	144
Cable One Inc	79	144
Callaway Golf Co	2,383	64
Capri Holdings Ltd *	1,319	67
CarMax Inc *	1,086	144
Carnival Corp *	15,800	419
Carter’s Inc	471	42
Carvana Co, Cl A *	309	81
Cavco Industries Inc *	255	58
Cheesecake Factory Inc/The	1,236	72
Chegg Inc *	176	15
Children’s Place Inc/The *	812	57
Chipotle Mexican Grill Inc, Cl A *	232	330
Choice Hotels International Inc	113	12
Columbia Sportswear Co	891	94
Cooper Tire & Rubber Co	330	18
Cracker Barrel Old Country Store Inc	323	56
Dana Inc	2,660	65
Darden Restaurants Inc	705	100
Dave & Buster’s Entertainment Inc	1,283	61
Deckers Outdoor Corp *	306	101
Denny’s Corp *	2,500	45

New Covenant Funds/ Quarterly Report /March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Designer Brands Inc, Cl A	3,316	$58
Dick’s Sporting Goods Inc	1,054	80
Dillard’s Inc, Cl A	726	70
Discovery Inc, Cl C *	354	13
Dollar General Corp	2,608	528
Dollar Tree Inc *	1,320	151
Domino’s Pizza Inc	309	114
Dorman Products Inc *	128	13
DR Horton Inc	1,973	176
eBay Inc	20,542	1,258
Etsy Inc *	1,162	234
Expedia Group Inc	389	67
Five Below Inc *	410	78
Floor & Decor Holdings Inc, Cl A *	232	22
Foot Locker Inc	1,308	74
Ford Motor Co *	32,028	392
Fox Factory Holding Corp *	749	95
frontdoor Inc *	251	14
Gap Inc/The	11,382	339
General Motors Co	11,957	687
Gentex Corp	440	16
Gentherm Inc *	184	14
Genuine Parts Co	109	13
Goodyear Tire & Rubber Co/The	690	12
Graham Holdings Co, Cl B	78	44
Grand Canyon Education Inc *	121	13
Group 1 Automotive Inc	86	14
GrowGeneration *	2,599	129
Grubhub Inc *	1,289	77
Guess? Inc	2,341	55
H&R Block Inc	3,157	69
Hanesbrands Inc	13,319	262
Harley-Davidson Inc	306	12
Hasbro Inc	2,632	253
Helen of Troy Ltd *	57	12
Hilton Grand Vacations Inc *	3,016	113
Hilton Worldwide Holdings Inc *	4,365	528
Home Depot Inc/The	14,251	4,350
Hyatt Hotels Corp, Cl A	135	11
Installed Building Products Inc	694	77
iRobot Corp *	1,013	124
Jack in the Box Inc	658	72
Johnson Outdoors Inc, Cl A	659	94
KB Home	4,733	220
Kohl’s Corp	1,859	111
Kontoor Brands Inc	1,282	62
L Brands Inc *	638	39
La-Z-Boy Inc, Cl Z	1,597	68
LCI Industries	483	64
Lear Corp	6,486	1,176
Leggett & Platt Inc	222	10
Lennar Corp, Cl A	651	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lennar Corp, Cl B	728	$60
LGI Homes Inc *	127	19
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	10
LKQ Corp *	317	13
Lowe’s Cos Inc	15,716	2,989
M/I Homes Inc *	1,195	71
Macy’s Inc	4,042	65
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	1,140	47
Malibu Boats Inc, Cl A *	202	16
Marriott International Inc/MD, Cl A	3,599	533
Marriott Vacations Worldwide Corp	394	69
Mattel Inc *	14,805	295
McDonald’s Corp	11,361	2,546
Meritage Homes Corp *	794	73
Michaels Cos Inc/The *	7,530	165
Mohawk Industries Inc *	127	24
Monro Inc	626	41
Murphy USA Inc	422	61
National Vision Holdings Inc *	447	20
Netflix Inc *	5,231	2,729
Newell Brands Inc	605	16
News Corp, Cl A	829	21
NIKE Inc, Cl B	17,693	2,351
Nordstrom Inc *	3,866	146
Norwegian Cruise Line Holdings Ltd *	14,956	413
NVR Inc *	13	61
Office Depot Inc	283	12
Ollie’s Bargain Outlet Holdings Inc *	212	18
OneSpaWorld Holdings Ltd	3,063	33
O’Reilly Automotive Inc *	677	343
Oxford Industries Inc	665	58
Papa John’s International Inc	806	71
Peloton Interactive Inc, Cl A *	3,058	344
Penske Automotive Group Inc	957	77
PetMed Express Inc	366	13
Planet Fitness Inc, Cl A *	3,228	250
Polaris Inc	966	129
PulteGroup Inc	5,125	269
PVH Corp	108	11
Qurate Retail Inc	1,412	17
Ralph Lauren Corp, Cl A	690	85
RealReal Inc/The *	2,868	65
Rent-A-Center Inc/TX, Cl A	1,764	102
RH *	224	134
Roku Inc, Cl A *	1,227	400
Ross Stores Inc	3,209	385
Royal Caribbean Cruises Ltd	8,804	754
Sally Beauty Holdings Inc *	2,794	56
SeaWorld Entertainment Inc *	1,594	79
Service Corp International/US	250	13
Shake Shack Inc, Cl A *	157	18

2	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shutterstock Inc	205	$18
Signet Jewelers Ltd *	2,402	139
Six Flags Entertainment Corp	248	12
Sleep Number Corp *	1,033	148
Stamps.com Inc *	630	126
Standard Motor Products Inc	943	39
Starbucks Corp	16,902	1,847
Steven Madden Ltd	1,178	44
Stitch Fix Inc, Cl A *	1,950	97
Strategic Education Inc	331	30
Stride Inc *	348	10
Tapestry Inc *	2,803	116
Target Corp	6,577	1,303
Taylor Morrison Home Corp, Cl A *	12,743	393
Tempur Sealy International Inc	2,272	83
Tenneco Inc, Cl A *	3,599	39
Terminix Global Holdings Inc *	303	14
Tesla Inc *	10,021	6,693
Texas Roadhouse Inc, Cl A *	889	85
Thor Industries Inc	106	14
TJX Cos Inc/The	14,736	975
Toll Brothers Inc	2,246	127
TopBuild Corp *	476	100
Tractor Supply Co	2,377	421
Travel + Leisure	4,669	286
TRI Pointe Group Inc *	3,236	66
TripAdvisor Inc *	1,712	92
Ulta Beauty Inc *	279	86
Under Armour Inc, Cl C *	556	10
Urban Outfitters Inc *	417	16
Vail Resorts Inc	46	13
VF Corp	4,023	322
Visteon Corp *	551	67
Vroom *	1,329	52
Wayfair Inc, Cl A *	506	159
Wendy’s Co/The	11,419	231
Whirlpool Corp	638	141
Williams-Sonoma Inc	160	29
Wingstop Inc	582	74
Winnebago Industries Inc	191	15
Wolverine World Wide Inc	1,511	58
Workhorse Group Inc *	1,652	23
WW International Inc *	1,262	39
Wyndham Hotels & Resorts Inc	189	13
Yum China Holdings Inc	1,913	113
Yum! Brands Inc	8,356	904
Zumiez Inc *	1,593	68

		69,328

Consumer Staples — 5.2%
Andersons Inc/The	1,960	54
Archer-Daniels-Midland Co	4,581	261

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B&G Foods Inc	862	$27
Beyond Meat Inc *	166	22
BJ’s Wholesale Club Holdings Inc *	2,099	94
Bunge Ltd	1,596	126
Calavo Growers Inc	571	44
Campbell Soup Co	10,354	520
Casey’s General Stores Inc	319	69
Celsius Holdings *	2,688	129
Chefs’ Warehouse Inc/The *	1,366	42
Church & Dwight Co Inc	1,025	90
Clorox Co/The	2,716	524
Coca-Cola Co/The	51,576	2,719
Colgate-Palmolive Co	14,526	1,145
Conagra Brands Inc	14,479	544
Costco Wholesale Corp	5,167	1,821
Coty Inc, Cl A	1,026	9
Edgewell Personal Care Co	1,589	63
Energizer Holdings Inc	231	11
Estee Lauder Cos Inc/The, Cl A	2,390	695
Flowers Foods Inc	9,872	235
Fresh Del Monte Produce Inc	1,442	41
General Mills Inc	13,887	852
Grocery Outlet Holding Corp *	263	10
Hain Celestial Group Inc/The *	461	20
Hershey Co/The	2,295	363
HF Foods Group Inc *	2,213	16
Hormel Foods Corp	4,797	229
Ingredion Inc	1,110	100
J M Smucker Co/The	6,494	822
Kellogg Co	6,713	425
Keurig Dr Pepper Inc	16,196	557
Kimberly-Clark Corp	6,484	902
Kraft Heinz Co/The	2,811	112
Kroger Co/The	17,094	615
Lamb Weston Holdings Inc	594	46
Lancaster Colony Corp	319	56
McCormick & Co Inc/MD	5,832	520
Medifast Inc	71	15
Mondelez International Inc, Cl A	17,402	1,019
Monster Beverage Corp *	1,999	182
National Beverage Corp	344	17
NewAge *	16,448	47
PepsiCo Inc	27,799	3,932
Performance Food Group Co *	1,023	59
Pilgrim’s Pride Corp *	355	8
Post Holdings Inc *	108	11
PriceSmart Inc	179	17
Procter & Gamble Co/The	30,553	4,138
Sanderson Farms Inc	297	46
SpartanNash Co	1,252	25
Spectrum Brands Holdings Inc	183	16
Sprouts Farmers Market Inc *	623	17

New Covenant Funds/ Quarterly Report /March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysco Corp	17,657	$1,390
TreeHouse Foods Inc *	237	12
Tyson Foods Inc, Cl A	859	64
US Foods Holding Corp *	2,211	84
Walgreens Boots Alliance Inc	8,946	491
Walmart Inc	16,806	2,283

		28,803

Energy — 2.4%
Antero Midstream Corp	7,912	71
APA	7,933	142
Baker Hughes Co, Cl A	4,496	97
Cabot Oil & Gas Corp	3,306	62
Cactus Inc, Cl A	1,525	47
ChampionX Corp *	383	8
Cheniere Energy Inc *	1,265	91
Chevron Corp	23,419	2,454
Cimarex Energy Co	995	59
CNX Resources Corp *	6,091	89
ConocoPhillips	28,962	1,534
Continental Resources Inc/OK	337	9
Devon Energy Corp	10,311	225
Diamond S Shipping Inc *	3,276	33
Diamondback Energy Inc	133	10
Dril-Quip Inc *	1,072	36
EOG Resources Inc	4,528	328
EQT Corp *	2,732	51
Equitrans Midstream Corp	2,185	18
Exxon Mobil Corp	53,141	2,967
Frank’s International NV *	9,174	33
Golar LNG Ltd	3,888	40
Halliburton Co	4,450	95
Helmerich & Payne Inc	1,494	40
Hess Corp	4,195	297
HollyFrontier Corp	3,119	112
International Seaways Inc	1,773	34
Kinder Morgan Inc	21,442	357
Magnolia Oil & Gas Corp, Cl A *	3,984	46
Marathon Oil Corp	5,472	58
Marathon Petroleum Corp	7,000	374
Murphy Oil Corp	449	7
Nabors Industries Ltd	367	34
NOV	482	7
Occidental Petroleum Corp	8,202	218
Oceaneering International Inc *	3,376	39
ONEOK Inc	3,505	178
Patterson-UTI Energy Inc	4,952	35
PBF Energy Inc, Cl A *	363	5
Phillips 66	5,367	438
Pioneer Natural Resources Co	2,260	359
Range Resources Corp *	2,413	25
RPC Inc *	10,482	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger NV Ltd	39,202	$1,066
Southwestern Energy Co *	21,739	101
Targa Resources Corp	11,252	357
Valero Energy Corp	4,715	338
Williams Cos Inc/The	11,002	261

		13,342

Financials — 11.4%
Aaron’s Holdings Inc	832	36
Affiliated Managers Group Inc	910	136
Aflac Inc	4,671	239
AGNC Investment Corp ‡	2,838	48
Alleghany Corp *	15	9
Allegiance Bancshares Inc	1,318	53
Allstate Corp/The	3,458	397
Ally Financial Inc	1,575	71
American Express Co	9,360	1,324
American Financial Group Inc/OH	449	51
American Homes 4 Rent, Cl A ‡	1,974	66
American International Group Inc	6,002	277
American National Group Inc	421	45
Ameriprise Financial Inc	1,250	291
Ameris Bancorp	1,129	59
AMERISAFE Inc	743	48
Annaly Capital Management Inc ‡	8,922	77
Apollo Commercial Real Estate Finance Inc ‡	2,686	38
Arch Capital Group Ltd *	2,404	92
Argo Group International Holdings Ltd	750	38
ARMOUR Residential REIT Inc ‡	2,854	35
Arthur J Gallagher & Co	743	93
Artisan Partners Asset Management Inc, Cl A	1,589	83
Assetmark Financial Holdings Inc *	1,796	42
Associated Banc-Corp	4,274	91
Assurant Inc	87	12
Assured Guaranty Ltd	994	42
Athene Holding Ltd, Cl A *	1,071	54
Atlantic Union Bankshares Corp	1,302	50
Axis Capital Holdings Ltd	825	41
Axos Financial Inc *	310	15
BancorpSouth Bank	1,525	50
Bank of America Corp	95,179	3,682
Bank of Hawaii Corp	1,051	94
Bank of Marin Bancorp	1,079	42
Bank of New York Mellon Corp/The	12,656	598
Bank of NT Butterfield & Son Ltd/The	1,324	51
Bank OZK	366	15
BankUnited Inc	2,418	106
Banner Corp	851	45
Berkshire Hathaway Inc, Cl B *	24,196	6,181
Berkshire Hills Bancorp Inc	1,501	33
BGC Partners Inc, Cl A	8,389	41

4	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BlackRock Inc, Cl A	1,878	$1,416
Blackstone Mortgage Trust Inc, Cl A ‡	1,347	42
BOK Financial Corp	568	51
Boston Private Financial Holdings Inc	4,112	55
Boston Properties Inc ‡	1,468	149
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	13
Bryn Mawr Bank Corp	1,221	56
Camden National Corp	1,097	52
Capital One Financial Corp	4,095	521
Capitol Federal Financial Inc	3,529	47
Capstead Mortgage Corp ‡	6,235	39
Cathay General Bancorp	1,291	53
Cboe Global Markets Inc	99	10
Central Pacific Financial Corp	1,651	44
Charles Schwab Corp/The	14,498	945
Chimera Investment Corp ‡	2,402	30
Chubb Ltd	6,169	974
Cincinnati Financial Corp	891	92
CIT Group Inc	1,060	55
Citigroup Inc	23,660	1,721
Citizens Financial Group Inc	2,381	105
City Holding Co	607	50
CME Group Inc, Cl A	4,726	965
CNA Financial Corp	253	11
Cohen & Steers Inc	764	50
Colony Credit Real Estate Inc ‡	3,608	31
Columbia Banking System Inc	1,223	53
Comerica Inc	1,232	88
Commerce Bancshares Inc/MO	1,562	120
Community Bank System Inc	710	54
ConnectOne Bancorp Inc	1,891	48
Credit Acceptance Corp *	177	64
Cullen/Frost Bankers Inc	850	92
CVB Financial Corp	2,268	50
Dime Community Bancshares	1,467	44
Discover Financial Services	13,698	1,301
Eagle Bancorp Inc	1,035	55
East West Bancorp Inc	1,710	126
eHealth Inc *	512	37
Ellington Financial Inc ‡	2,748	44
Enterprise Financial Services Corp	1,063	53
Equitable Holdings Inc	432	14
Erie Indemnity Co, Cl A	433	96
Essent Group Ltd	970	46
Evercore Inc, Cl A	659	87
Everest Re Group Ltd	179	44
FactSet Research Systems Inc	306	94
FB Financial Corp	1,250	56
Federal Agricultural Mortgage Corp, Cl C	597	60
Federated Hermes Inc, Cl B	1,492	47
Fidelity National Financial Inc	1,063	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fifth Third Bancorp	4,599	$172
First American Financial Corp	814	46
First BanCorp/Puerto Rico	4,571	51
First Busey Corp	1,790	46
First Citizens BancShares Inc/NC, Cl A	94	79
First Commonwealth Financial Corp	3,365	48
First Financial Bancorp	1,921	46
First Financial Bankshares Inc	1,378	64
First Hawaiian Inc	3,126	86
First Horizon National Corp	6,041	102
First Merchants Corp	1,182	55
First Midwest Bancorp Inc/IL	2,129	47
First Republic Bank/CA	831	139
FirstCash Inc	612	40
FNB Corp/PA	3,907	50
Franklin Resources Inc	6,856	203
Fulton Financial Corp	2,789	47
Genworth Financial Inc, Cl A *	10,439	35
German American Bancorp Inc	1,414	65
Globe Life Inc	108	10
Goldman Sachs Group Inc/The	3,960	1,295
Goosehead Insurance Inc, Cl A	215	23
Great Western Bancorp Inc	1,390	42
Hancock Whitney Corp	1,142	48
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	1,169
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	4,621	62
Hartford Financial Services Group Inc/The	242	16
Heartland Financial USA Inc	1,003	50
Heritage Financial Corp/WA	1,744	49
Home BancShares Inc/AR	2,523	68
HomeStreet Inc	1,465	65
Hope Bancorp Inc	3,233	49
Horace Mann Educators Corp	1,125	49
Host Hotels & Resorts Inc ‡	17,568	296
Houlihan Lokey Inc, Cl A	192	13
Huntington Bancshares Inc/OH	6,282	99
Independent Bank Corp	580	49
Independent Bank Group Inc	846	61
Intercontinental Exchange Inc	6,879	768
International Bancshares Corp	1,137	53
Invesco Ltd	18,276	461
Invesco Mortgage Capital Inc ‡	3,234	13
Investors Bancorp Inc	4,061	60
James River Group Holdings Ltd	1,180	54
Jefferies Financial Group Inc	2,313	70
JPMorgan Chase & Co	38,517	5,863
KeyCorp	12,904	258
Kinsale Capital Group Inc	73	12
KKR & Co Inc	2,471	121
KKR Real Estate Finance Trust Inc ‡	2,440	45

New Covenant Funds/ Quarterly Report /March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lakeland Bancorp Inc	2,890	$50
Lazard Ltd, Cl A (A)	2,316	101
Lemonade *	942	88
LendingTree Inc *	175	37
Lincoln National Corp	3,621	225
Loews Corp	222	11
LPL Financial Holdings Inc	1,036	147
M&T Bank Corp	929	141
Markel Corp *	48	55
MarketAxess Holdings Inc	144	72
Marsh & McLennan Cos Inc	16,703	2,034
Mercury General Corp	233	14
Meta Financial Group Inc	1,407	64
MetLife Inc	5,812	353
MFA Financial Inc ‡	6,337	26
MGIC Investment Corp	3,455	48
Moelis & Co, Cl A	1,564	86
Moody’s Corp	1,782	532
Morgan Stanley	34,325	2,666
Morningstar Inc	67	15
Mr Cooper Group Inc *	3,903	136
MSCI Inc, Cl A	559	234
Nasdaq Inc	2,378	351
NBT Bancorp Inc	1,213	48
Nelnet Inc, Cl A	793	58
New Residential Investment Corp ‡	14,139	159
New York Community Bancorp Inc	951	12
New York Mortgage Trust Inc ‡	7,776	35
NMI Holdings Inc, Cl A *	1,470	35
Northern Trust Corp	7,549	793
Northfield Bancorp Inc	2,868	46
OFG Bancorp	2,119	48
Old National Bancorp/IN	2,680	52
Old Republic International Corp	2,203	48
OneMain Holdings Inc, Cl A	258	14
Pacific Premier Bancorp Inc	3,188	138
PacWest Bancorp	1,283	49
Palomar Holdings Inc, Cl A *	145	10
PennyMac Mortgage Investment Trust ‡	2,215	43
People’s United Financial Inc	5,001	89
Pinnacle Financial Partners Inc	1,489	132
PNC Financial Services Group Inc/The	5,690	998
PRA Group Inc *	1,320	49
Preferred Bank/Los Angeles CA	845	54
Principal Financial Group Inc	662	40
ProAssurance Corp	1,351	36
Progressive Corp/The	6,981	667
ProSight Global Inc *	2,999	38
Prosperity Bancshares Inc	1,192	89
Provident Financial Services Inc	1,988	44
Prudential Financial Inc	16,015	1,459
Radian Group Inc	1,924	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raymond James Financial Inc	980	$120
Redwood Trust Inc ‡	2,992	31
Regions Financial Corp	72,286	1,493
Reinsurance Group of America Inc, Cl A	578	73
Renasant Corp	1,366	57
RLI Corp	545	61
S&P Global Inc	7,022	2,478
S&T Bancorp Inc	1,247	42
Sandy Spring Bancorp Inc	1,350	59
Santander Consumer USA Holdings Inc	476	13
Seacoast Banking Corp of Florida *	1,616	59
Selective Insurance Group Inc	739	54
ServisFirst Bancshares Inc	1,306	80
Signature Bank/New York NY	676	153
Simmons First National Corp, Cl A	1,836	54
SLM Corp	8,316	149
South State Corp	216	17
Starwood Property Trust Inc ‡	2,000	49
State Street Corp	9,970	838
Sterling Bancorp/DE	2,321	53
Stifel Financial Corp	245	16
SVB Financial Group *	346	171
Synchrony Financial	4,720	192
Synovus Financial Corp	1,267	58
T Rowe Price Group Inc	2,711	465
TCF Financial Corp	1,085	50
Texas Capital Bancshares Inc *	822	58
TFS Financial Corp	573	12
TPG RE Finance Trust Inc ‡	2,439	27
Travelers Cos Inc/The	2,743	413
TriCo Bancshares	1,219	58
TriState Capital Holdings Inc *	1,917	44
Triumph Bancorp Inc *	1,296	100
Truist Financial Corp	14,236	830
Trustmark Corp	1,410	47
Two Harbors Investment Corp ‡	6,390	47
UMB Financial Corp	715	66
Umpqua Holdings Corp	2,753	48
Univest Financial Corp	1,820	52
Unum Group	1,638	46
US Bancorp	13,310	736
Valley National Bancorp	4,269	59
Veritex Holdings Inc	1,729	57
Virtu Financial Inc, Cl A	3,026	94
W R Berkley Corp	165	12
Waddell & Reed Financial Inc, Cl A	2,974	75
Walker & Dunlop Inc	749	77
Washington Trust Bancorp Inc	924	48
Webster Financial Corp	934	51
Wells Fargo & Co	42,064	1,643
Westamerica BanCorp	731	46
Western Alliance Bancorp	1,801	170

6	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wintrust Financial Corp	708	$54
Zions Bancorp NA	1,771	97

		62,790

Health Care — 13.0%
Abbott Laboratories	33,284	3,989
AbbVie Inc	25,124	2,719
ABIOMED Inc *	332	106
Acadia Healthcare Co Inc *	1,517	87
Acceleron Pharma Inc *	123	17
Accolade *	956	43
Adaptive Biotechnologies Corp *	1,704	69
Adverum Biotechnologies Inc *	4,537	45
Aerie Pharmaceuticals Inc *	2,282	41
Agilent Technologies Inc	7,874	1,001
Agios Pharmaceuticals Inc *	1,062	55
Akebia Therapeutics Inc *	1,063	4
Alector Inc *	2,628	53
Alexion Pharmaceuticals Inc *	1,593	244
Align Technology Inc *	691	374
Allakos Inc *	378	43
Allogene Therapeutics Inc *	1,838	65
Alnylam Pharmaceuticals Inc *	1,202	170
Amedisys Inc *	56	15
AmerisourceBergen Corp, Cl A	266	31
Amgen Inc	9,045	2,251
Amicus Therapeutics Inc *	5,193	51
AMN Healthcare Services Inc *	832	61
Anika Therapeutics Inc *	920	38
Anthem Inc	2,728	979
Apellis Pharmaceuticals Inc *	1,618	69
Apollo Medical Holdings Inc *	2,730	74
Applied Molecular Transport *	1,074	47
Arcturus Therapeutics Holdings *	483	20
Arcus Biosciences Inc *	2,371	67
Arena Pharmaceuticals Inc *	1,077	75
Arrowhead Pharmaceuticals Inc *	251	17
Assembly Biosciences Inc *	2,159	10
Atara Biotherapeutics Inc *	3,254	47
Atrion Corp	71	46
Avanos Medical Inc *	301	13
Avantor Inc *	494	14
Axonics Modulation Technologies Inc *	351	21
Axsome Therapeutics Inc *	618	35
Baxter International Inc	12,373	1,044
Becton Dickinson and Co	4,437	1,079
BioCryst Pharmaceuticals Inc *	14,016	143
BioDelivery Sciences International Inc *	7,746	30
Biogen Inc *	2,874	804
Biohaven Pharmaceutical Holding Co Ltd *	941	64
BioMarin Pharmaceutical Inc *	1,042	79
Bio-Rad Laboratories Inc, Cl A *	32	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Techne Corp	53	$20
Bluebird Bio Inc *	645	19
Boston Scientific Corp *	16,399	634
Bridgebio Pharma Inc *	2,886	178
Bristol-Myers Squibb Co	38,732	2,445
Brookdale Senior Living Inc *	7,397	45
Bruker Corp	233	15
Cantel Medical Corp	163	13
Cara Therapeutics Inc *	2,942	64
Cardinal Health Inc	2,213	134
CareDx *	3,045	207
Catalent Inc *	949	100
Catalyst Pharmaceuticals Inc *	11,416	53
Centene Corp *	4,805	307
Cerner Corp	16,243	1,168
Change Healthcare Inc *	3,522	78
Charles River Laboratories International Inc *	77	22
Chemed Corp	114	52
ChemoCentryx Inc *	2,278	117
Cigna Corp	4,819	1,165
Constellation Pharmaceuticals Inc *	1,060	25
Cooper Cos Inc/The	236	91
Corcept Therapeutics Inc *	3,878	92
CorVel Corp *	125	13
Covetrus Inc *	1,045	31
Crinetics Pharmaceuticals Inc *	2,310	35
CryoPort *	871	45
Cue Biopharma Inc *	2,087	25
CVS Health Corp	28,143	2,117
Cytokinetics Inc *	7,134	166
Danaher Corp	7,616	1,714
DaVita Inc *	160	17
Deciphera Pharmaceuticals Inc *	716	32
Denali Therapeutics Inc *	2,631	150
DENTSPLY SIRONA Inc	3,113	199
DexCom Inc *	847	304
Dicerna Pharmaceuticals Inc *	1,898	49
Dynavax Technologies Corp *	8,733	86
Editas Medicine Inc, Cl A *	1,596	67
Edwards Lifesciences Corp *	8,484	710
Elanco Animal Health Inc *	398	12
Eli Lilly and Co	11,942	2,231
Emergent BioSolutions Inc *	950	88
Enanta Pharmaceuticals Inc *	785	39
Encompass Health Corp	164	13
Envista Holdings Corp *	1,731	71
Epizyme Inc *	2,749	24
Esperion Therapeutics Inc *	962	27
Evofem Biosciences Inc *	1,811	3
Exact Sciences Corp *	930	123
Exelixis Inc *	4,344	98

New Covenant Funds/ Quarterly Report /March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fate Therapeutics Inc *	3,277	$270
FibroGen Inc *	1,053	37
Flexion Therapeutics Inc *	2,711	24
Fulgent Genetics *	853	82
G1 Therapeutics Inc *	1,715	41
Gilead Sciences Inc	18,126	1,171
Glaukos Corp *	167	14
Global Blood Therapeutics Inc *	643	26
Globus Medical Inc, Cl A *	851	52
Gossamer Bio Inc *	3,279	30
Halozyme Therapeutics Inc *	2,641	110
Hanger Inc *	1,891	43
Harpoon Therapeutics Inc *	720	15
HCA Healthcare Inc	2,314	436
Health Catalyst Inc *	1,594	75
HealthEquity Inc *	673	46
Henry Schein Inc *	2,612	181
Heron Therapeutics Inc *	1,977	32
Heska Corp *	532	90
Hill-Rom Holdings Inc	825	91
HMS Holdings Corp *	1,707	63
Hologic Inc *	927	69
Humana Inc	1,127	472
ICU Medical Inc *	62	13
IDEXX Laboratories Inc *	707	346
IGM Biosciences *	1,084	83
Illumina Inc *	3,200	1,229
Inari Medical *	1,029	110
Incyte Corp *	1,063	86
Innoviva Inc *	3,557	43
Inogen Inc *	706	37
Inovalon Holdings Inc, Cl A *	464	13
Inovio Pharmaceuticals Inc *	2,095	19
Insmed Inc *	2,129	73
Inspire Medical Systems Inc *	110	23
Insulet Corp *	65	17
Integer Holdings Corp *	625	58
Integra LifeSciences Holdings Corp *	188	13
Intellia Therapeutics *	611	49
Intercept Pharmaceuticals Inc *	417	10
Intra-Cellular Therapies Inc *	3,894	132
Intuitive Surgical Inc *	1,403	1,037
Invitae Corp *	330	13
Ionis Pharmaceuticals Inc *	782	35
Iovance Biotherapeutics Inc *	1,782	56
IQVIA Holdings Inc *	1,378	266
iRhythm Technologies *	210	29
Ironwood Pharmaceuticals Inc, Cl A *	3,844	43
Johnson & Johnson	34,658	5,696
Kadmon Holdings *	12,254	48
Kala Pharmaceuticals Inc *	7,142	48
Karuna Therapeutics Inc *	717	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Karyopharm Therapeutics Inc *	2,929	$31
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	74
Kodiak Sciences Inc *	1,218	138
Krystal Biotech Inc *	823	63
Kura Oncology Inc *	3,438	97
Laboratory Corp of America Holdings *	515	131
Lantheus Holdings Inc *	2,408	51
LHC Group Inc *	57	11
Ligand Pharmaceuticals Inc *	462	70
Luminex Corp	458	15
MacroGenics Inc *	1,782	57
Madrigal Pharmaceuticals Inc *	531	62
McKesson Corp	992	193
MEDNAX Inc *	417	11
Merck & Co Inc	39,446	3,041
Meridian Bioscience Inc *	5,130	135
Mettler-Toledo International Inc *	1,346	1,556
Mirati Therapeutics Inc *	429	73
Moderna Inc *	4,368	572
Myriad Genetics Inc *	1,860	57
Natera Inc *	229	23
National Research Corp	779	36
Natus Medical Inc *	1,614	41
Nektar Therapeutics, Cl A *	2,328	47
Neogen Corp *	721	64
Neurocrine Biosciences Inc *	1,089	106
Nevro Corp *	83	12
NextCure Inc *	952	10
NextGen Healthcare Inc *	3,392	61
Novavax Inc *	816	148
Ontrak *	751	24
Option Care Health Inc *	648	12
OraSure Technologies Inc *	6,042	71
Pennant Group Inc/The *	1,609	74
Penumbra Inc *	72	19
PerkinElmer Inc	120	15
Pfizer Inc	86,529	3,135
Phreesia Inc *	361	19
PRA Health Sciences Inc *	108	17
Premier Inc, Cl A	2,266	77
PTC Therapeutics Inc *	1,021	48
Puma Biotechnology Inc *	5,574	54
QIAGEN NV *	2,338	114
Quest Diagnostics Inc	865	111
Regeneron Pharmaceuticals Inc *	1,105	523
Repligen Corp *	553	108
ResMed Inc	2,930	568
Revance Therapeutics Inc *	3,056	85
Rhythm Pharmaceuticals Inc *	687	15
Rocket Pharmaceuticals *	932	41
Rubius Therapeutics Inc *	3,679	97
Sage Therapeutics Inc *	516	39

8	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sangamo Therapeutics Inc *	1,002	$13
Sarepta Therapeutics Inc *	87	6
Scholar Rock Holding Corp *	2,520	128
Seagen Inc *	750	104
Shockwave Medical Inc *	2,006	261
Simulations Plus Inc	1,477	93
Sorrento Therapeutics Inc *	12,406	103
STAAR Surgical Co *	193	20
Stryker Corp	3,556	866
Supernus Pharmaceuticals Inc *	2,174	57
Surmodics Inc *	1,169	66
Syros Pharmaceuticals Inc *	1,610	12
Tactile Systems Technology Inc *	728	40
Tandem Diabetes Care Inc *	144	13
Teladoc Health Inc *	1,178	214
Teleflex Inc	742	308
TG Therapeutics Inc *	4,916	237
Theravance Biopharma Inc *	2,200	45
Thermo Fisher Scientific Inc	5,343	2,438
Translate Bio Inc *	2,224	37
Travere Therapeutics *	3,434	86
Turning Point Therapeutics Inc *	828	78
Twist Bioscience Corp *	153	19
Ultragenyx Pharmaceutical Inc *	1,143	130
United Therapeutics Corp *	559	94
UnitedHealth Group Inc	14,061	5,232
Universal Health Services Inc, Cl B	80	11
UroGen Pharma Ltd *	1,543	30
US Physical Therapy Inc	428	45
Varex Imaging Corp *	1,631	33
Varian Medical Systems Inc *	1,773	313
VBI Vaccines Inc *	14,663	46
Veeva Systems Inc, Cl A *	1,157	302
Vertex Pharmaceuticals Inc *	3,305	710
Viatris Inc, Cl W *	1,277	18
Viking Therapeutics Inc *	6,150	39
Waters Corp *	395	112
West Pharmaceutical Services Inc	1,875	528
Zimmer Biomet Holdings Inc	3,501	560
Zoetis Inc, Cl A	6,022	948
Zogenix Inc *	947	18

		71,746

Industrials — 8.2%
3M Co	10,841	2,089
A O Smith Corp	1,708	115
AAON Inc	192	13
AAR Corp	1,101	46
ABM Industries Inc	1,349	69
ACCO Brands Corp	5,214	44
Acuity Brands Inc	84	14
ADT Inc	6,039	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AECOM *	6,633	$425
AGCO Corp	149	21
Air Lease Corp, Cl A	1,053	52
Alamo Group Inc	86	13
Alaska Air Group Inc	9,238	639
Allison Transmission Holdings Inc	1,870	76
Altra Industrial Motion Corp	260	14
AMERCO	28	17
American Airlines Group Inc	405	10
American Woodmark Corp *	461	45
AMETEK Inc	1,369	175
Apogee Enterprises Inc	1,229	50
Applied Industrial Technologies Inc	745	68
ArcBest Corp	336	24
Arcosa Inc	1,128	73
Argan Inc	1,315	70
Armstrong World Industries Inc	161	14
ASGN Inc *	146	14
Astec Industries Inc	204	15
Avis Budget Group Inc *	2,276	165
Axon Enterprise Inc *	2,268	323
AZZ Inc	1,071	54
Barnes Group Inc	807	40
Bloom Energy Corp, Cl A *	2,773	75
Booz Allen Hamilton Holding Corp, Cl A	677	55
Brady Corp, Cl A	873	47
Brink’s Co/The	540	43
Carlisle Cos Inc	311	51
Carrier Global Corp	6,184	261
CBIZ Inc *	1,805	59
CH Robinson Worldwide Inc	148	14
Chart Industries Inc *	142	20
Cintas Corp	1,907	651
CIRCOR International Inc *	1,110	39
Clean Harbors Inc *	137	12
Colfax Corp *	1,455	64
Comfort Systems USA Inc	988	74
Construction Partners Inc, Cl A *	391	12
Copa Holdings SA, Cl A	469	38
Copart Inc *	1,284	139
CoStar Group Inc *	326	268
Covanta Holding Corp	3,388	47
Crane Co	135	13
CSW Industrials Inc	116	16
CSX Corp	9,694	935
Cummins Inc	3,179	824
Curtiss-Wright Corp	1,789	212
Deere & Co	4,735	1,772
Delta Air Lines Inc *	35,179	1,698
Deluxe Corp	981	41
Donaldson Co Inc	202	12
Dover Corp	103	14

New Covenant Funds/ Quarterly Report /March 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dycom Industries Inc *	1,064	$99
EMCOR Group Inc	565	63
Emerson Electric Co	6,592	595
EnerSys	664	60
EnPro Industries Inc	738	63
Equifax Inc	535	97
ESCO Technologies Inc	568	62
Expeditors International of Washington Inc	1,163	125
Exponent Inc	135	13
Fastenal Co	3,078	155
Federal Signal Corp	1,560	60
FedEx Corp	3,239	920
Flowserve Corp	239	9
Fluor Corp	4,373	101
Forrester Research Inc *	1,169	50
Fortune Brands Home & Security Inc	174	17
Forward Air Corp	727	65
Franklin Electric Co Inc	180	14
FTI Consulting Inc *	443	62
Generac Holdings Inc *	89	29
General Electric Co	105,317	1,383
Gibraltar Industries Inc *	164	15
Graco Inc	223	16
GrafTech International Ltd	954	12
Granite Construction Inc	1,780	72
Great Lakes Dredge & Dock Corp *	4,289	63
Greenbrier Cos Inc/The	1,583	75
Hawaiian Holdings Inc	1,619	43
Healthcare Services Group Inc	422	12
HEICO Corp	4,351	547
HEICO Corp, Cl A	3,200	364
Helios Technologies Inc	1,091	79
Herc Holdings Inc *	1,012	103
Herman Miller Inc	1,053	43
Hexcel Corp	4,105	230
Hillenbrand Inc	300	14
HNI Corp	1,268	50
Honeywell International Inc	10,659	2,314
Howmet Aerospace Inc	7,379	237
Hubbell Inc, Cl B	78	15
IAA Inc *	253	14
ICF International Inc	545	48
IDEX Corp	68	14
IHS Markit Ltd	3,273	317
Illinois Tool Works Inc	10,280	2,277
Ingersoll Rand Inc *	355	17
Insperity Inc	592	50
Interface Inc, Cl A	2,949	37
ITT Inc	1,404	128
Jacobs Engineering Group Inc	1,091	141
JB Hunt Transport Services Inc	437	73
JetBlue Airways Corp *	837	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
John Bean Technologies Corp	439	$59
Kadant Inc	475	88
Kaman Corp	743	38
Kansas City Southern	1,741	459
KAR Auction Services Inc	2,303	35
KBR Inc	1,640	63
Kelly Services Inc, Cl A	2,214	49
Kennametal Inc	1,343	54
Kforce Inc	1,239	66
Kirby Corp *	1,032	62
Knight-Swift Transportation Holdings Inc, Cl A	1,357	65
Knoll Inc	1,853	31
Korn Ferry	1,193	74
Landstar System Inc	83	14
Lennox International Inc	44	14
Lincoln Electric Holdings Inc	1,027	126
Lindsay Corp	91	15
Lyft Inc, Cl A *	240	15
Macquarie Infrastructure Corp	266	8
ManpowerGroup Inc	3,586	355
Marten Transport Ltd	3,469	59
Masco Corp	6,315	378
Matson Inc	1,273	85
Maxar Technologies Inc	6,794	257
McGrath RentCorp	666	54
Mercury Systems Inc *	2,386	169
Meritor Inc *	2,088	61
Middleby Corp/The *	103	17
MRC Global Inc *	3,597	32
MSA Safety Inc	392	59
MSC Industrial Direct Co Inc, Cl A	1,115	101
Nordson Corp	600	119
Norfolk Southern Corp	2,628	706
NOW Inc *	4,359	44
NV5 Global Inc *	202	19
Old Dominion Freight Line Inc	400	96
Omega Flex Inc	70	11
Oshkosh Corp	2,762	328
Otis Worldwide Corp	1,821	125
Owens Corning	4,958	457
PACCAR Inc	2,133	198
PAE *	5,932	53
Parker-Hannifin Corp	1,231	388
Parsons Corp *	1,198	48
Pitney Bowes Inc	11,792	97
Plug Power Inc *	1,263	45
Proto Labs Inc *	91	11
Quanta Services Inc	2,291	202
Raven Industries Inc	1,437	55
RBC Bearings Inc *	320	63
Regal Beloit Corp	1,068	152

10	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Services Inc, Cl A	1,138	$113
Resideo Technologies Inc *	448	13
Robert Half International Inc	806	63
Rockwell Automation Inc	1,620	430
Rollins Inc	3,532	122
Roper Technologies Inc	861	347
Ryder System Inc	1,425	108
Saia Inc *	96	22
Schneider National Inc, Cl B	521	13
Shyft Group Inc/The	429	16
Simpson Manufacturing Co Inc	643	67
Snap-on Inc	318	73
Southwest Airlines Co	5,131	313
SP Plus Corp *	1,169	38
Spirit AeroSystems Holdings Inc, Cl A	9,098	443
Spirit Airlines Inc *	1,221	45
SPX Corp *	999	58
SPX FLOW Inc	1,044	66
Stanley Black & Decker Inc	1,349	269
Steelcase Inc, Cl A	2,620	38
Stericycle Inc *	179	12
Sunrun Inc *	405	24
Teledyne Technologies Inc *	878	363
Tennant Co	639	51
Terex Corp	341	16
Tetra Tech Inc	564	77
Timken Co/The	204	17
Toro Co/The	1,175	121
TPI Composites Inc *	472	27
TransDigm Group Inc *	1,492	877
TransUnion	135	12
Trex Co Inc *	1,134	104
TriMas Corp *	1,583	48
Trinity Industries Inc	511	15
Triumph Group Inc	1,853	34
TrueBlue Inc *	2,106	46
Uber Technologies Inc *	13,752	750
UFP Industries Inc	196	15
UniFirst Corp/MA	235	53
Union Pacific Corp	11,000	2,424
United Airlines Holdings Inc *	289	17
United Parcel Service Inc, Cl B	8,932	1,518
United Rentals Inc *	1,692	557
Univar Solutions Inc *	476	10
US Ecology Inc *	900	37
Valmont Industries Inc	76	18
Verisk Analytics Inc, Cl A	1,729	305
Virgin Galactic Holdings Inc *	4,426	136
Wabash National Corp	3,217	60
Waste Management Inc	6,467	834
Watsco Inc	52	14
Watts Water Technologies Inc, Cl A	507	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welbilt Inc *	3,137	$51
WESCO International Inc *	3,661	317
Westinghouse Air Brake Technologies Corp	465	37
WillScot Mobile Mini Holdings Corp, Cl A *	590	16
Woodward Inc	139	17
WW Grainger Inc	3,913	1,569
XPO Logistics Inc *	1,396	172
Xylem Inc/NY	14,976	1,575

		45,065

Information Technology — 25.3%
2U Inc *	871	33
8x8 Inc *	2,725	88
ACI Worldwide Inc *	1,373	52
Adobe Inc *	9,175	4,362
ADTRAN Inc	979	16
Advanced Energy Industries Inc	725	79
Advanced Micro Devices Inc *	14,318	1,124
Agilysys Inc *	323	15
Akamai Technologies Inc *	7,949	810
Akoustis Technologies Inc *	2,669	36
Alarm.com Holdings Inc *	1,192	103
Alliance Data Systems Corp	1,335	150
Altair Engineering Inc, Cl A *	269	17
Alteryx Inc, Cl A *	70	6
Ambarella Inc *	160	16
Amdocs Ltd	3,632	255
Amkor Technology Inc	3,864	92
Amphenol Corp, Cl A	4,680	309
Analog Devices Inc	3,271	507
Anaplan Inc *	217	12
ANSYS Inc *	683	232
Appian Corp, Cl A *	1,246	166
Apple Inc	218,768	26,722
Applied Materials Inc	10,761	1,438
Arista Networks Inc *	768	232
Arrow Electronics Inc *	2,550	283
Aspen Technology Inc *	413	60
Autodesk Inc *	3,559	986
Automatic Data Processing Inc	12,646	2,383
Avaya Holdings Corp *	4,140	116
Avnet Inc	325	13
Axcelis Technologies Inc *	2,104	86
Badger Meter Inc	775	72
Belden Inc	900	40
Benchmark Electronics Inc	1,447	45
Bill.com Holdings Inc *	1,644	239
Black Knight Inc *	1,569	116
Blackbaud Inc	629	45
Blackline Inc *	185	20
Bottomline Technologies DE Inc *	943	43
Box Inc, Cl A *	539	12

New Covenant Funds/ Quarterly Report /March 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadcom Inc	5,232	$2,426
Broadridge Financial Solutions Inc	720	110
Brooks Automation Inc	207	17
Cadence Design Systems Inc *	2,046	280
Cass Information Systems Inc	865	40
CDK Global Inc	1,636	88
CDW Corp/DE	806	134
Cerence Inc *	493	44
Ceridian HCM Holding Inc *	792	67
Ciena Corp *	1,223	67
Cirrus Logic Inc *	640	54
Cisco Systems Inc	68,588	3,547
Citrix Systems Inc	100	14
Cloudera Inc *	4,481	55
Cloudflare, Cl A *	1,190	84
CMC Materials	373	66
Cognex Corp	203	17
Cognizant Technology Solutions Corp, Cl A	8,315	650
Cognyte Software *	947	26
Coherent Inc *	626	158
Cohu Inc	2,351	98
CommScope Holding Co Inc *	7,086	109
CommVault Systems Inc *	219	14
Concentrix *	387	58
CoreLogic Inc/United States	271	21
Cornerstone OnDemand Inc *	862	38
Corning Inc	6,104	266
Coupa Software Inc *	970	247
Cree Inc *	248	27
Crowdstrike Holdings Inc, Cl A *	1,523	278
CSG Systems International Inc	965	43
CTS Corp	1,735	54
Datadog Inc, Cl A *	460	38
Dell Technologies Inc, Cl C *	4,108	362
Diebold Nixdorf Inc *	4,695	66
Digital Turbine Inc *	5,493	441
DocuSign Inc, Cl A *	1,618	328
Dolby Laboratories Inc, Cl A	731	72
Domo Inc, Cl B *	297	17
Dropbox Inc, Cl A *	2,914	78
DXC Technology Co	5,395	169
Dynatrace Inc *	465	22
Ebix Inc	299	10
EchoStar Corp, Cl A *	1,124	27
Elastic NV *	183	20
Enphase Energy Inc *	2,963	480
Entegris Inc	980	110
Envestnet Inc *	717	52
EPAM Systems Inc *	1,434	569
Euronet Worldwide Inc *	74	10
Everbridge Inc *	1,814	220
EVERTEC Inc	1,569	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ExlService Holdings Inc *	711	$64
Extreme Networks Inc *	6,878	60
F5 Networks Inc *	578	121
Fair Isaac Corp *	299	145
Fastly Inc, Cl A *	905	61
Fidelity National Information Services Inc	7,874	1,107
FireEye Inc *	5,502	108
First Solar Inc *	3,538	309
Fiserv Inc *	5,664	674
Five9 Inc *	93	15
FleetCor Technologies Inc *	277	74
FLIR Systems Inc	1,671	94
FormFactor Inc *	353	16
Fortinet Inc *	534	98
Genpact Ltd	6,870	294
Global Payments Inc	2,965	598
Globant SA *	271	56
GoDaddy Inc, Cl A *	1,102	86
Guidewire Software Inc *	109	11
Hackett Group Inc/The	3,129	51
HubSpot Inc *	322	146
Ichor Holdings Ltd *	1,480	80
II-VI Inc *	224	15
Infinera Corp *	6,579	63
Inphi Corp *	86	15
Inseego Corp *	7,132	71
Insight Enterprises Inc *	754	72
Intel Corp	53,557	3,428
Intelligent Systems Corp *	1,128	46
InterDigital Inc	917	58
International Business Machines Corp	13,123	1,749
Intuit Inc	3,714	1,423
IPG Photonics Corp *	558	118
Itron Inc *	588	52
J2 Global Inc *	540	65
Jabil Inc	6,948	362
Jack Henry & Associates Inc	636	97
Juniper Networks Inc	7,826	198
Keysight Technologies Inc *	11,370	1,630
KLA Corp	1,904	629
Knowles Corp *	2,314	48
Lam Research Corp	3,493	2,079
Lattice Semiconductor Corp *	369	17
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	60
Manhattan Associates Inc *	1,278	150
Marvell Technology Group Ltd	4,705	230
Mastercard Inc, Cl A	12,929	4,603
Maxim Integrated Products Inc	3,740	342
MAXIMUS Inc	682	61
Medallia Inc *	1,562	44
Microchip Technology Inc	1,611	250

12	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	12,229	$1,079
Microsoft Corp	105,826	24,951
MicroStrategy Inc, Cl A *	69	47
MKS Instruments Inc	103	19
MongoDB Inc, Cl A *	574	154
Monolithic Power Systems Inc	64	23
National Instruments Corp	2,353	102
NCR Corp *	334	13
NetApp Inc	2,936	213
NetScout Systems Inc *	2,073	58
New Relic Inc *	749	46
NIC Inc	2,268	77
Novanta Inc *	98	13
Nuance Communications Inc *	2,832	124
Nutanix Inc, Cl A *	359	10
NVIDIA Corp	9,892	5,282
Okta Inc, Cl A *	812	179
ON Semiconductor Corp *	9,649	402
Oracle Corp	34,708	2,435
OSI Systems Inc *	497	48
PagerDuty Inc *	1,821	73
Palo Alto Networks Inc *	675	217
Paychex Inc	2,612	256
Paycom Software Inc *	194	72
Paylocity Holding Corp *	417	75
PayPal Holdings Inc *	18,658	4,531
Paysign Inc *	4,721	21
Pegasystems Inc	150	17
Perficient Inc *	1,142	67
Perspecta Inc	1,895	55
Photronics Inc *	3,197	41
Plantronics Inc	1,930	75
Plexus Corp *	633	58
Pluralsight Inc, Cl A *	2,621	59
Power Integrations Inc	196	16
Priority Technology Holdings *	10,659	74
Progress Software Corp	1,206	53
Proofpoint Inc *	98	12
PROS Holdings Inc *	818	35
PTC Inc *	677	93
Pure Storage Inc, Cl A *	685	15
Qorvo Inc *	100	18
QUALCOMM Inc	17,833	2,364
Qualys Inc *	591	62
Rambus Inc *	3,633	71
Rapid7 Inc *	892	67
RealPage Inc *	211	18
RingCentral Inc, Cl A *	699	208
Rogers Corp *	392	74
Sabre Corp *	506	8
salesforce.com Inc *	17,125	3,628
Sanmina Corp *	1,459	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ScanSource Inc *	1,292	$39
Semtech Corp *	1,000	69
ServiceNow Inc *	2,243	1,122
Silicon Laboratories Inc *	437	62
Skyworks Solutions Inc	747	137
Smartsheet Inc, Cl A *	266	17
SolarEdge Technologies *	210	60
SolarWinds Corp *	634	11
Splunk Inc *	1,357	184
Sprout Social, Cl A *	832	48
SPS Commerce Inc *	152	15
Square Inc, Cl A *	4,127	937
Switch Inc, Cl A	779	13
Synaptics Inc *	142	19
SYNNEX Corp	387	44
Synopsys Inc *	1,083	268
Teradata Corp *	4,437	171
Teradyne Inc	4,784	582
Texas Instruments Inc	13,483	2,548
Trade Desk Inc/The, Cl A *	829	540
Trimble Inc *	2,035	158
TTEC Holdings Inc	202	20
TTM Technologies Inc *	3,357	49
Tucows Inc, Cl A *	170	13
Twilio Inc, Cl A *	2,168	739
Tyler Technologies Inc *	393	167
Ubiquiti Inc	48	14
Unisys Corp *	689	18
Universal Display Corp	521	123
Upland Software Inc *	255	12
Varonis Systems Inc, Cl B *	327	17
Verint Systems Inc *	947	43
VeriSign Inc *	802	159
Verra Mobility Corp, Cl A *	3,479	47
ViaSat Inc *	693	33
Viavi Solutions Inc *	3,355	53
Visa Inc, Cl A	21,787	4,613
VMware Inc, Cl A *	1,343	202
Western Digital Corp	2,423	162
Western Union Co/The	425	10
WEX Inc *	55	12
Workday Inc, Cl A *	2,079	516
Workiva Inc, Cl A *	1,224	108
Xerox Holdings Corp	4,697	114
Xilinx Inc	2,632	326
Xperi Holding Corp	2,351	51
Zebra Technologies Corp, Cl A *	438	213
Zendesk Inc *	152	20
Zoom Video Communications Inc, Cl A *	2,174	698
Zscaler Inc *	786	135

New Covenant Funds/ Quarterly Report /March 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zuora Inc, Cl A *	3,498	$52

		139,587

Materials — 2.8%
Air Products and Chemicals Inc	4,688	1,319
Albemarle Corp	167	24
Alcoa Corp *	5,657	184
Allegheny Technologies Inc *	2,362	50
AptarGroup Inc	1,944	275
Arconic Corp *	1,844	47
Ashland Global Holdings Inc	152	14
Avery Dennison Corp	88	16
Axalta Coating Systems Ltd *	7,963	236
Balchem Corp	488	61
Ball Corp	14,154	1,199
Berry Global Group Inc *	4,123	253
Cabot Corp	238	13
Carpenter Technology Corp	1,006	41
Celanese Corp, Cl A	93	14
CF Industries Holdings Inc	1,066	48
Chase Corp	421	49
Chemours Co/The	2,832	79
Cleveland-Cliffs Inc	11,888	239
Coeur Mining Inc *	6,945	63
Compass Minerals International Inc	851	53
Corteva Inc	4,455	208
Crown Holdings Inc	6,925	672
Domtar Corp	298	11
Dow Inc	6,392	409
DuPont de Nemours Inc	6,954	537
Eagle Materials Inc	126	17
Eastman Chemical Co	9,101	1,002
Ecolab Inc	2,293	491
FMC Corp	2,400	266
Freeport-McMoRan Inc	27,003	889
Graphic Packaging Holding Co	681	12
Greif Inc, Cl A	1,122	64
HB Fuller Co	976	61
Huntsman Corp	475	14
Ingevity Corp *	563	43
Innospec Inc	499	51
International Flavors & Fragrances Inc	2,307	322
International Paper Co	785	42
Kraton Corp *	2,033	74
Livent Corp *	5,807	101
Louisiana-Pacific Corp	1,740	97
LyondellBasell Industries NV, Cl A	2,182	227
Martin Marietta Materials Inc	397	133
Minerals Technologies Inc	880	66
Mosaic Co/The	3,590	114
Neenah Inc	693	36
Newmont Corp	25,920	1,562

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novagold Resources Inc *	1,266	$11
Nucor Corp	1,510	121
Packaging Corp of America	101	14
PPG Industries Inc	2,274	342
Quaker Chemical Corp	55	13
Reliance Steel & Aluminum Co	412	63
Scotts Miracle-Gro Co/The	163	40
Sealed Air Corp	293	13
Sensient Technologies Corp	779	61
Sherwin-Williams Co/The	2,066	1,525
Sonoco Products Co	185	12
Southern Copper Corp	272	18
Steel Dynamics Inc	2,648	134
Stepan Co	510	65
Summit Materials Inc, Cl A *	2,136	60
Trinseo SA	1,345	86
United States Lime & Minerals Inc	98	13
United States Steel Corp	3,709	97
Valvoline Inc	11,216	292
Verso Corp	2,760	40
Vulcan Materials Co	665	112
Warrior Met Coal Inc	2,378	41
Westlake Chemical Corp	718	64
Westrock Co	3,989	208
Worthington Industries Inc	1,149	77

		15,320

Real Estate — 3.2%
Acadia Realty Trust ‡	1,946	37
Agree Realty Corp ‡	736	50
Alexander & Baldwin Inc ‡	2,342	39
Alexandria Real Estate Equities Inc ‡	1,497	246
American Campus Communities Inc ‡	252	11
American Finance Trust Inc ‡	3,743	37
American Tower Corp, Cl A ‡	5,189	1,240
Apartment Income REIT ‡	1,711	73
Apartment Investment and Management, Cl A ‡	1,711	10
Apple Hospitality REIT Inc ‡	718	10
AvalonBay Communities Inc ‡	3,261	602
Brandywine Realty Trust ‡	14,492	187
Brixmor Property Group Inc ‡	4,703	95
Camden Property Trust ‡	125	14
CareTrust REIT Inc ‡	2,438	57
CBRE Group Inc, Cl A *	20,997	1,661
Colony Capital Inc ‡	41,643	270
Columbia Property Trust Inc ‡	565	10
Community Healthcare Trust Inc ‡	1,136	52
Corporate Office Properties Trust ‡	7,752	204
Cousins Properties Inc ‡	289	10
Crown Castle International Corp ‡	3,900	671
CubeSmart ‡	377	14

14	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CyrusOne Inc ‡	181	$12
DiamondRock Hospitality Co *‡	4,575	47
Digital Realty Trust Inc ‡	2,674	377
Diversified Healthcare Trust ‡	6,702	32
Douglas Emmett Inc ‡	448	14
Duke Realty Corp ‡	2,798	117
Empire State Realty Trust Inc, Cl A ‡	5,592	62
EPR Properties ‡	735	34
Equinix Inc ‡	1,035	703
Equity Commonwealth ‡	846	24
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	250
Essential Properties Realty Trust Inc ‡	2,028	46
Essex Property Trust Inc ‡	454	123
eXp World Holdings *	953	43
Extra Space Storage Inc ‡	811	107
Federal Realty Investment Trust ‡	664	67
First Industrial Realty Trust Inc ‡	1,226	56
Four Corners Property Trust Inc ‡	1,848	51
Franklin Street Properties Corp ‡	5,897	32
Gaming and Leisure Properties Inc ‡	283	12
Global Net Lease Inc ‡	2,484	45
Healthcare Realty Trust Inc ‡	1,555	47
Healthcare Trust of America Inc, Cl A ‡	392	11
Healthpeak Properties Inc ‡	9,384	298
Highwoods Properties Inc ‡	247	11
Howard Hughes Corp/The *	795	76
Hudson Pacific Properties Inc ‡	2,475	67
Industrial Logistics Properties Trust ‡	2,389	55
Innovative Industrial Properties, Cl A ‡	275	50
Invitation Homes Inc ‡	398	13
Iron Mountain Inc ‡	5,996	222
JBG SMITH Properties ‡	2,065	66
Jones Lang LaSalle Inc	1,270	227
Kilroy Realty Corp ‡	4,516	296
Kimco Realty Corp ‡	4,679	88
Kite Realty Group Trust ‡	2,741	53
Lamar Advertising Co, Cl A ‡	1,059	99
Lexington Realty Trust ‡	4,761	53
Life Storage Inc ‡	165	14
LTC Properties Inc ‡	1,142	48
Macerich Co/The ‡	5,508	64
Marcus & Millichap Inc *	1,380	47
Medical Properties Trust Inc ‡	2,513	53
Mid-America Apartment Communities Inc ‡	97	14
Monmouth Real Estate Investment Corp ‡	3,365	60
National Health Investors Inc ‡	635	46
National Retail Properties Inc ‡	975	43
Newmark Group Inc, Cl A	3,753	38
Office Properties Income Trust ‡	1,618	45
Omega Healthcare Investors Inc ‡	1,229	45
Outfront Media Inc ‡	1,951	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paramount Group Inc ‡	5,922	$60
Park Hotels & Resorts Inc ‡	1,996	43
Pebblebrook Hotel Trust ‡	1,899	46
Physicians Realty Trust ‡	2,753	49
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	41
PotlatchDeltic Corp ‡	1,174	62
Prologis Inc ‡	20,608	2,184
Public Storage ‡	1,177	290
QTS Realty Trust Inc, Cl A ‡	981	61
Rayonier Inc ‡	1,593	51
RE/MAX Holdings Inc, Cl A	1,292	51
Realogy Holdings Corp *	4,621	70
Realty Income Corp ‡	1,039	66
Redfin Corp *	458	30
Regency Centers Corp ‡	24,932	1,414
Retail Opportunity Investments Corp ‡	2,907	46
Retail Properties of America Inc, Cl A ‡	876	9
Rexford Industrial Realty Inc ‡	1,114	56
RLJ Lodging Trust ‡	2,849	44
RMR Group Inc/The, Cl A	1,095	45
RPT Realty ‡	3,429	39
Ryman Hospitality Properties Inc ‡	577	45
Sabra Health Care REIT Inc ‡	2,410	42
Safehold Inc ‡	226	16
SBA Communications Corp, Cl A ‡	513	142
Service Properties Trust ‡	483	6
Simon Property Group Inc ‡	3,706	422
SITE Centers Corp ‡	3,734	51
SL Green Realty ‡	2,472	173
Spirit Realty Capital Inc ‡	237	10
St Joe Co/The	460	20
STAG Industrial Inc ‡	1,647	55
STORE Capital Corp ‡	2,555	86
Summit Hotel Properties Inc ‡	4,173	42
Tanger Factory Outlet Centers Inc ‡	3,357	51
Terreno Realty Corp ‡	941	54
UDR Inc ‡	250	11
Uniti Group Inc ‡	1,247	14
Urban Edge Properties ‡	2,679	44
Urstadt Biddle Properties Inc, Cl A ‡	2,126	35
Ventas Inc ‡	3,279	175
VEREIT Inc ‡	2,043	79
VICI Properties Inc ‡	2,012	57
Vornado Realty Trust ‡	2,903	132
Washington Real Estate Investment Trust ‡	1,705	38
Weingarten Realty Investors ‡	737	20
Welltower Inc ‡	4,270	306
Weyerhaeuser Co ‡	17,005	605
WP Carey Inc ‡	149	11
Xenia Hotels & Resorts Inc *‡	2,347	46

		17,702

New Covenant Funds/ Quarterly Report /March 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.2%
AES Corp/The	5,282	$142
ALLETE Inc	620	42
Alliant Energy Corp	213	12
Ameren Corp	506	41
American Electric Power Co Inc	5,930	502
American States Water Co	580	44
American Water Works Co Inc	2,717	407
Atmos Energy Corp	461	46
Avangrid Inc	1,720	86
CenterPoint Energy Inc	434	10
Clearway Energy Inc, Cl C	456	13
CMS Energy Corp	20,708	1,268
Consolidated Edison Inc	3,086	231
Dominion Energy Inc	7,222	549
DTE Energy Co	811	108
Duke Energy Corp	7,493	723
Edison International	3,288	193
Entergy Corp	2,276	226
Essential Utilities Inc	331	15
Evergy Inc	180	11
Eversource Energy	10,983	951
Exelon Corp	11,090	485
FirstEnergy Corp	419	15
Hawaiian Electric Industries Inc	249	11
IDACORP Inc	108	11
MDU Resources Group Inc	386	12
MGE Energy Inc	631	45
National Fuel Gas Co	245	12
New Jersey Resources Corp	1,111	44
NextEra Energy Inc	27,072	2,047
NiSource Inc	419	10
Northwest Natural Holding Co	699	38
NRG Energy Inc	323	12
OGE Energy Corp	261	8
Ormat Technologies Inc	644	51
PG&E Corp *	692	8
Pinnacle West Capital Corp	2,640	215
PNM Resources Inc	975	48
Portland General Electric Co	894	42
PPL Corp	908	26
Public Service Enterprise Group Inc	5,257	316
Sempra Energy	2,048	271
SJW Group	716	45
South Jersey Industries Inc	1,556	35
Southern Co/The	13,370	831
Sunnova Energy International Inc *	717	29
UGI Corp	253	10
Vistra Corp	2,088	37
WEC Energy Group Inc	1,246	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	21,147	$1,406

		11,857

Total Common Stock (Cost $286,392) ($ Thousands)		523,634

FOREIGN COMMON STOCK — 2.6%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd	248	40

Canada — 0.1%
Lululemon Athletica Inc *	1,171	359

Cayman Islands — 0.0%
Herbalife Nutrition Ltd *	1,088	48

Ireland — 1.1%
Accenture PLC, Cl A	11,297	3,121
Jazz Pharmaceuticals PLC *	616	101
Medtronic PLC	19,976	2,360
NortonLifeLock Inc	13,065	278
Perrigo Co PLC	211	8

		5,868

Puerto Rico — 0.0%
Popular Inc	1,507	106

Switzerland — 0.0%
Garmin Ltd	122	16

United Kingdom — 1.4%
Adient PLC *	732	32
Alkermes PLC *	2,433	46
Allegion PLC	855	107
Amcor PLC	4,821	56
Aon PLC, Cl A	2,247	517
Aptiv PLC *	3,490	481
Atlassian Corp PLC, Cl A *	920	194
Cardtronics PLC *	1,198	46
Cimpress PLC *	398	40
Cushman & Wakefield PLC *	2,593	42
Eaton Corp PLC	13,217	1,828
Gates Industrial Corp PLC *	886	14
Horizon Therapeutics PLC *	1,437	132
Johnson Controls International PLC	8,308	496
Linde PLC	8,150	2,283
LivaNova PLC *	657	49
Nielsen Holdings PLC	7,584	191
nVent Electric PLC	457	13
Pentair PLC	245	15
Sensata Technologies Holding PLC *	4,273	248
STERIS PLC	1,661	316
Trane Technologies PLC	1,779	295
Tronox Holdings PLC	4,385	80

16	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Willis Towers Watson PLC	907	$208

		7,729

Total Foreign Common Stock (Cost $7,980) ($ Thousands)		14,166

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	10,356,047	10,356

Total Cash Equivalent (Cost $10,356) ($ Thousands)		10,356

Total Investments in Securities —99.5% (Cost $304,728) ($ Thousands)		$548,156

A list of the open futures held by the Fund at March 31, 2021 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Russell 2000 Index E-MINI	12	Jun-2021	$1,387	$1,333	$(54)

S&P 500 Index E-MINI	49	Jun-2021	9,636	9,720	84

			$11,023	$11,053	$30

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $550,872 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $101 ($

Thousands), or 0.0% of the Net Assets of the Fund.

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	523,634	–	–	523,634
Foreign Common Stock	14,166	–	–	14,166
Cash Equivalent	10,356	–	–	10,356

Total Investments in Securities	548,156	–	–	548,156

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	84	–	–	84

Unrealized Depreciation	(54)	–	–	(54)

Total Other Financial Instruments	30	–	–	30

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “ —” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant Funds/ Quarterly Report /March 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Growth Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value at 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,613	$43,292	$(39,549)	$—	$—	$10,356	10,356,047	$—	$—

18	New Covenant Funds/ Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.8%
Agency Mortgage-Backed Obligations — 34.1%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$598	$678
6.000%, 03/01/2035	926	1,106
5.500%, 12/01/2036 to 12/01/2038	187	218
5.000%, 05/01/2022 to 03/01/2050	1,039	1,186
4.500%, 06/01/2038 to 04/01/2050	5,629	6,217
4.000%, 07/01/2037 to 03/01/2050	2,506	2,752
3.500%, 04/01/2033 to 05/01/2050	4,314	4,636
3.000%, 09/01/2032 to 04/01/2050	5,165	5,452
2.769%, VAR ICE LIBOR USD 12 Month+1.654%, 01/01/2049	515	537
2.699%, VAR ICE LIBOR USD 12 Month+1.629%, 09/01/2047	668	698
2.500%, 08/01/2030 to 02/01/2051	4,638	4,794
2.158%, VAR ICE LIBOR USD 12 Month+1.596%, 06/01/2047	594	616
2.000%, 10/01/2032 to 04/30/2051	933	942
0.761%, 09/25/2027	7,994	349
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.844%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	152	24
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	91	5
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	194	10
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.894%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	83	17
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	87	12
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.144%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	123	17
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.844%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	35	7
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.894%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	69	13
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.282%, 04/15/2041 (A)	33	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.513%, 02/25/2035 (A)	2,298	359
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.512%, 05/25/2035 (A)	849	140
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.962%, 09/25/2030 (A)	5,736	446

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.334%, 07/25/2035 (A)	$240	$35
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.659%, VAR ICE LIBOR USD 1 Month+5.550%, 07/25/2028	299	314
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.609%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	250	255
FHLMC, Ser 2016-353, Cl S1, IO
5.894%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	113	23
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	68	70
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	192	31
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	92	14
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	99	16
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	98	13
FNMA
7.000%, 11/01/2037 to 11/01/2038	25	30
6.500%, 01/01/2038 to 05/01/2040	161	188
6.000%, 07/01/2037 to 07/01/2041	99	118
5.500%, 02/01/2035	93	109
5.000%, 11/01/2025 to 03/01/2050	4,848	5,428
4.500%, 02/01/2035 to 08/01/2058	6,193	6,875
4.000%, 06/01/2025 to 06/01/2057	10,621	11,608
3.500%, 04/01/2033 to 03/01/2057	12,706	13,602
3.000%, 02/01/2036 to 11/01/2050	11,827	12,452
2.846%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	20	20
2.799%, VAR ICE LIBOR USD 12 Month+1.429%, 05/01/2043	151	156
2.790%, 08/01/2029	200	213
2.500%, 06/01/2028 to 04/01/2051	5,958	6,186
2.393%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	23	23
2.260%, 04/01/2030	98	102
2.000%, 07/01/2031 to 04/01/2051	6,311	6,372
1.500%, 12/01/2035	98	98
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	384	443
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	269	15
FNMA CMO, Ser 2014-47, Cl AI, IO
2.179%, 08/25/2044 (A)	89	5

New Covenant Funds / Quarterly Report /March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-55, Cl IO, IO
1.802%, 08/25/2055 (A)	$23	$1
FNMA CMO, Ser 2015-56, Cl AS, IO
6.041%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	46	11
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.009%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	169	174
FNMA TBA
2.500%, 04/01/2043	2,900	2,974
2.000%, 04/15/2051	7,500	7,478
1.500%, 04/15/2036	2,600	2,611
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	118	134
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	8	–
FNMA, Ser 2013-54, Cl BS, IO
6.041%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	35	7
FNMA, Ser 2017-76, Cl SB, IO
5.991%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	200	43
FNMA, Ser 2017-85, Cl SC, IO
6.091%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	51	9
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	89	94
FNMA, Ser 2019-M23, Cl 3A3
2.720%, 10/25/2031 (A)	100	101
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	78
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	102	87
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	95	16
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	199	32
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.357%, 02/25/2028 (A)	616	644
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028 (A)	976	1,028
GNMA
5.500%, 02/20/2037 to 01/15/2039	87	101
5.000%, 12/20/2038 to 01/20/2049	731	828
4.600%, 09/15/2034	1,433	1,617
4.500%, 05/20/2040 to 03/20/2050	2,804	3,101
4.000%, 01/15/2041 to 11/20/2049	2,642	2,880
3.500%, 06/20/2044 to 10/20/2050	2,179	2,331
3.000%, 09/15/2042 to 12/20/2050	2,547	2,669

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 02/20/2027 to 01/20/2051	$1,964	$2,053
2.000%, 12/20/2050 to 03/20/2051	496	500
GNMA CMO, Ser 2012-34, Cl SA, IO
5.939%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	25	6
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	21	–
GNMA CMO, Ser 2012-H18, Cl NA
0.640%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	126	126
GNMA CMO, Ser 2012-H30, Cl GA
0.470%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	602	602
GNMA CMO, Ser 2013-85, Cl IA, IO
0.390%, 03/16/2047 (A)	1,265	19
GNMA CMO, Ser 2013-95, Cl IO, IO
0.544%, 04/16/2047 (A)	1,198	24
GNMA CMO, Ser 2013-H01, Cl TA
0.620%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	3	3
GNMA CMO, Ser 2013-H08, Cl BF
0.520%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	506	507
GNMA CMO, Ser 2014-105, Cl IO, IO
0.217%, 06/16/2054 (A)	69	3
GNMA CMO, Ser 2014-186, Cl IO, IO
0.656%, 08/16/2054 (A)	692	20
GNMA CMO, Ser 2015-H20, Cl FA
0.590%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	239	240
GNMA TBA
3.000%, 05/01/2043	200	208
2.500%, 04/15/2048	1,300	1,340
2.000%, 04/15/2051	1,400	1,413
GNMA, Ser 2013-107, Cl AD
2.755%, 11/16/2047 (A)	64	67
GNMA, Ser 2013-H21, Cl FB
0.820%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	417	420
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	73	12
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	44	46
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	99	15
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	98	15
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	98	14
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	198	31

2	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	$494	$58
GNMA, Ser 2020-H04, Cl FP
0.620%, VAR ICE LIBOR USD 1 Month+0.500%, 06/20/2069	179	181
GNMA, Ser 2020-H09, Cl FL
1.261%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	105
GNMA, Ser 2020-H13, Cl FM
0.511%, VAR ICE LIBOR USD 1 Month+0.400%, 08/20/2070	365	366
GNMA, Ser 2020-H13, Cl FA
0.561%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	593	599

		134,089

Non-Agency Mortgage-Backed Obligations — 8.7%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl A
0.986%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	130
Atrium Hotel Portfolio Trust, Ser 2017- ATRM, Cl C
1.756%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (B)	410	405
BBCMS Mortgage Trust, Ser 2021-C9, Cl A5
2.299%, 02/15/2054	563	556
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	481	502
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.026%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	1,039	1,040
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	99	99
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(B)	380	383
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (B)	190	198
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	108
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	875
COMM Mortgage Trust, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	700	721
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$20	$21
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.067%, 10/10/2046 (A)	10	10
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	565	592
Credit Suisse Mortgage Trust, Ser 2019- NQM1, Cl A3
3.064%, 10/25/2059 (B)	356	362
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	698	708
CSMC, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (B)	470	467
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	300	300
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	67	67
GS Mortage-Backed Securities Trust, Ser 2020-PJ1, Cl A6
3.500%, 05/25/2050 (A)(B)	201	202
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	80	86
GS Mortgage Securities Trust, Ser 2014- GC24, Cl A5
3.931%, 09/10/2047	511	557
GS Mortgage Securities Trust, Ser 2015- GC30, Cl A3
3.119%, 05/10/2050	980	1,037
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	430	315
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
1.406%, VAR ICE LIBOR USD 1 Month+1.300%, 09/15/2031 (B)	620	540
GS Mortgage Securities Trust, Ser 2019- GC39, Cl A2
3.457%, 05/10/2052	520	551
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	270	285
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
3.000%, 10/25/2050 (A)(B)	558	566

New Covenant Funds / Quarterly Report /March 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
0.851%, VAR ICE LIBOR USD 1 Month+0.740%, 06/20/2035	$192	$192
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	228
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.889%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (A)	80	76
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	625
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	1,030	1,056
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	391
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
3.862%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	129	118
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.482%, 05/25/2045 (A)(B)	55	57
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	268	272
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	96	97
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	170	173
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/01/2051 (A)(B)	881	892
MAD Mortgage Trust, Ser 2017-330M, Cl A
2.976%, 08/15/2034 (A)(B)	220	229
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050 (A)(B)	669	675
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,475	1,511
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	$473	$519
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	558
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	615	665
Morgan Stanley Capital I Trust, Ser 2012- C4, Cl A4
3.244%, 03/15/2045	219	222
Morgan Stanley Capital I Trust, Ser 2015- UBS8, Cl A4
3.809%, 12/15/2048	732	807
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.506%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	320	311
MSCG Trust, Ser 2015-ALDR, Cl A2 3.462%, 06/07/2035 (A)(B)	410	400
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036 (B)	410	391
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057 (A)(B)	240	240
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	275	290
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059 (A)(B)	224	245
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(B)	224	246
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	350	356
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059 (A)(B)	294	307
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A3
3.044%, 09/25/2059 (A)(B)	299	304
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A2
2.941%, 09/25/2059 (A)(B)	299	305
Residential Mortgage Loan Trust, Ser 2020- 2, Cl A1
1.654%, 05/25/2060 (A)(B)	419	423

4	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	$847	$910
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	722	776
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	635	683
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	1,188	1,258
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	461	472
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	183	183
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	81	81
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	17	17
Sequoia Mortgage Trust, Ser 2020-4, Cl A2
2.500%, 11/25/2050 (A)(B)	482	487
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051 (A)(B)	928	939
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036 (B)	100	101
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	631	647
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.282%, 05/10/2063 (A)(B)	319	4
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	146	155
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	485	487
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.302%, 06/15/2045 (A)(B)	1,030	9
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	166
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.184%, 05/15/2045 (A)(B)	1,035	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.562%, 10/15/2057 (A)	$1,013	$17
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.381%, 10/15/2057 (A)	270	295

		34,096

Total Mortgage-Backed Securities (Cost $166,417) ($ Thousands)		168,185

CORPORATE OBLIGATIONS — 23.2%

Communication Services — 2.9%
Alphabet
2.050%, 08/15/2050	70	57
1.100%, 08/15/2030	40	37
0.800%, 08/15/2027	30	29
0.450%, 08/15/2025	20	20
AT&T
4.250%, 03/01/2027	150	168
3.947%, 11/27/2022 (B)(C)	2,000	1,983
3.000%, 06/30/2022	10	10
2.550%, 12/01/2033 (B)	472	447
2.300%, 06/01/2027	120	123
Charter Communications Operating
5.050%, 03/30/2029	20	23
4.908%, 07/23/2025	390	442
4.800%, 03/01/2050	40	43
3.750%, 02/15/2028	120	130
Comcast
4.700%, 10/15/2048	20	25
4.150%, 10/15/2028	80	91
3.950%, 10/15/2025	210	234
3.750%, 04/01/2040	20	22
3.450%, 02/01/2050	70	72
3.400%, 04/01/2030	40	43
3.300%, 04/01/2027	30	33
3.250%, 11/01/2039	30	31
3.150%, 03/01/2026	30	33
3.100%, 04/01/2025	10	11
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,280
Cox Communications
3.250%, 12/15/2022 (B)	859	898
Fox
4.709%, 01/25/2029	30	34
Sprint Spectrum
3.360%, 09/20/2021 (B)	96	97
TCI Communications
7.875%, 02/15/2026	240	312

New Covenant Funds / Quarterly Report /March 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.875%, 04/15/2030 (B)	$170	$185
3.750%, 04/15/2027 (B)	20	22
3.500%, 04/15/2025 (B)	369	398
2.550%, 02/15/2031 (B)	40	39
2.050%, 02/15/2028 (B)	20	20
Verizon Communications
4.862%, 08/21/2046	40	48
4.329%, 09/21/2028	435	498
4.125%, 08/15/2046	40	44
4.000%, 03/22/2050	40	43
3.875%, 02/08/2029	30	33
3.850%, 11/01/2042	10	11
3.376%, 02/15/2025	282	306
3.000%, 03/22/2027	120	128
2.650%, 11/20/2040	300	273
2.625%, 08/15/2026	513	542
2.550%, 03/21/2031	1,214	1,211
2.100%, 03/22/2028	90	90
1.450%, 03/20/2026	80	80
0.850%, 11/20/2025	50	49
Viacom
3.875%, 04/01/2024	20	21
Walt Disney
3.350%, 03/24/2025	469	508
3.000%, 09/15/2022	30	31

		11,308

Consumer Discretionary — 1.4%
Amazon.com
4.250%, 08/22/2057	10	12
3.150%, 08/22/2027	470	514
1.200%, 06/03/2027	20	20
Cargill
1.375%, 07/23/2023 (B)	70	71
Dollar General
3.250%, 04/15/2023	10	11
Ferguson Finance
4.500%, 10/24/2028 (B)	459	526
3.250%, 06/02/2030 (B)	851	895
General Motors
5.400%, 10/02/2023	576	625
General Motors Financial
4.150%, 06/19/2023	600	644
3.700%, 05/09/2023	190	200
Home Depot
3.900%, 12/06/2028	10	11
3.900%, 06/15/2047	10	11
3.350%, 04/15/2050	50	52
3.300%, 04/15/2040	40	42
2.500%, 04/15/2027	450	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lowe’s
4.500%, 04/15/2030	$30	$35
McDonald’s MTN
4.200%, 04/01/2050	70	79
3.700%, 01/30/2026	10	11
3.625%, 09/01/2049	10	10
3.500%, 03/01/2027	20	22
3.500%, 07/01/2027	10	11
3.350%, 04/01/2023	280	295
3.300%, 07/01/2025	50	54
1.450%, 09/01/2025	10	10
Newell Brands
4.350%, 04/01/2023	53	56
NIKE
3.375%, 03/27/2050	30	31
2.750%, 03/27/2027	40	43
2.400%, 03/27/2025	355	374
Target
2.250%, 04/15/2025	80	84
TJX
3.500%, 04/15/2025	50	55

		5,278

Consumer Staples — 0.6%
Coca-Cola
3.375%, 03/25/2027	30	33
2.950%, 03/25/2025	40	43
2.600%, 06/01/2050	10	9
1.450%, 06/01/2027	80	80
Costco Wholesale
1.600%, 04/20/2030	90	86
1.375%, 06/20/2027	120	120
Hershey
0.900%, 06/01/2025	20	20
Kimberly-Clark
3.100%, 03/26/2030	20	21
Kroger
7.700%, 06/01/2029	565	768
Mars
3.200%, 04/01/2030 (B)	30	32
2.700%, 04/01/2025 (B)	60	63
Mondelez International
1.500%, 05/04/2025	80	81
PepsiCo
3.875%, 03/19/2060	20	22
3.625%, 03/19/2050	30	33
3.000%, 08/25/2021	290	293
2.750%, 03/05/2022	80	82
2.625%, 03/19/2027	10	11
2.250%, 03/19/2025	331	348
1.625%, 05/01/2030	70	67
0.750%, 05/01/2023	80	81

6	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Procter & Gamble
3.000%, 03/25/2030	$40	$43
2.800%, 03/25/2027	10	11
Walmart
3.550%, 06/26/2025	20	22
3.400%, 06/26/2023	30	32
3.050%, 07/08/2026	100	109

		2,510

Energy — 2.7%
Apache
3.250%, 04/15/2022	616	621
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	155
BP Capital Markets America
3.790%, 02/06/2024	80	87
3.633%, 04/06/2030	50	55
3.410%, 02/11/2026	90	98
3.216%, 11/28/2023	90	96
3.119%, 05/04/2026	170	183
Cameron LNG
2.902%, 07/15/2031 (B)	60	61
Chevron
2.100%, 05/16/2021	130	130
1.995%, 05/11/2027	40	41
1.554%, 05/11/2025	70	71
Chevron USA
3.850%, 01/15/2028	30	33
3.250%, 10/15/2029	80	86
Cimarex Energy
4.375%, 06/01/2024	160	174
4.375%, 03/15/2029	50	55
3.900%, 05/15/2027	160	174
ConocoPhillips
4.300%, 08/15/2028 (B)	30	34
3.750%, 10/01/2027 (B)	160	177
Continental Resources
5.000%, 09/15/2022	32	32
3.800%, 06/01/2024	190	195
Devon Energy
5.850%, 12/15/2025	210	245
Diamondback Energy
3.250%, 12/01/2026	30	31
2.875%, 12/01/2024	290	306
Energy Transfer Operating
4.950%, 06/15/2028	10	11
3.750%, 05/15/2030	160	165
2.900%, 05/15/2025	40	42
Energy Transfer Partners
4.500%, 11/01/2023	60	65
Enterprise Products Operating
4.150%, 10/16/2028	140	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 02/15/2027	$150	$167
3.900%, 02/15/2024	457	495
3.125%, 07/31/2029	60	63
2.800%, 01/31/2030	170	175
EOG Resources
4.375%, 04/15/2030	190	218
4.150%, 01/15/2026	160	180
Exxon Mobil
4.327%, 03/19/2050	30	34
3.043%, 03/01/2026	150	162
2.992%, 03/19/2025	758	812
1.571%, 04/15/2023	20	20
Halliburton
3.250%, 11/15/2021	180	182
Kinder Morgan
4.300%, 06/01/2025	60	67
MidAmerican Energy
3.650%, 04/15/2029	140	155
MPLX
4.800%, 02/15/2029	50	57
4.125%, 03/01/2027	110	122
4.000%, 03/15/2028	40	44
Occidental Petroleum
5.550%, 03/15/2026	170	180
4.624%, 10/10/2036 (C)	2,000	1,009
3.400%, 04/15/2026	80	77
3.200%, 08/15/2026	130	124
3.000%, 02/15/2027	130	122
Phillips 66
3.700%, 04/06/2023	582	617
Phillips 66 Partners
2.450%, 12/15/2024	413	430
Pioneer Natural Resources
1.125%, 01/15/2026	50	49
0.750%, 01/15/2024	120	120
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	496
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	159
Western Midstream Operating
5.300%, 02/01/2030	20	22
4.350%, 02/01/2025	30	31
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	20	20
Williams
3.750%, 06/15/2027	390	425
3.500%, 11/15/2030	20	21
WPX Energy
5.250%, 10/15/2027	100	107
4.500%, 01/15/2030	32	34

		10,577

New Covenant Funds / Quarterly Report /March 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 7.8%
American Express
2.650%, 12/02/2022	$264	$274
American Honda Finance MTN
0.875%, 07/07/2023	846	852
American International Group
2.500%, 06/30/2025	40	42
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	170
1.950%, 01/30/2026 (B)	567	552
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	251
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	268
2.592%, VAR United States
Secured Overnight Financing Rate+2.150%, 04/29/2031	180	179
Bank of America MTN
4.450%, 03/03/2026	678	762
4.250%, 10/22/2026	10	11
4.200%, 08/26/2024	210	232
4.125%, 01/22/2024	370	404
4.100%, 07/24/2023	280	302
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	40	45
4.000%, 04/01/2024	440	481
4.000%, 01/22/2025	80	87
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	88
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	228
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	84
3.500%, 04/19/2026	130	142
3.300%, 01/11/2023	60	63
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	847
1.600%, 04/24/2025	40	41
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	541
Capital One Financial
3.300%, 10/30/2024	480	517
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (B)	716	748
Charles Schwab
3.850%, 05/21/2025	110	122
Citigroup
8.125%, 07/15/2039	12	20
5.500%, 09/13/2025	150	174
5.300%, 05/06/2044	31	39
4.650%, 07/30/2045	28	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$120	$135
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	100	114
4.400%, 06/10/2025	160	178
4.300%, 11/20/2026	40	45
4.125%, 07/25/2028	40	44
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	267
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	372
3.500%, 05/15/2023	100	106
3.400%, 05/01/2026	354	385
3.200%, 10/21/2026	287	308
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	150	160
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	200	200
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	903	921
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	672
Goldman Sachs Group
5.750%, 01/24/2022	662	691
4.250%, 10/21/2025	90	100
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	615
3.800%, 03/15/2030	530	583
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	400	438
3.500%, 04/01/2025	80	87
3.500%, 11/16/2026	90	98
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	458
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	229
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	874
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	250
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	111
3.875%, 09/10/2024	290	318

8	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	$190	$189
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	130	133
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	210	214
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,269
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	372
4.250%, 06/15/2023 (B)	91	98
Lincoln National
3.400%, 01/15/2031	451	480
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	222
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	150	164
3.750%, 02/25/2023	1,110	1,177
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	475	515
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	100	102
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	200	207
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,121
National Securities Clearing
1.200%, 04/23/2023 (B)	250	254
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	59
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	1,032
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	1,037
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	50	53
Truist Financial MTN
1.267%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	686	679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp
3.375%, 02/05/2024	$540	$581
1.450%, 05/12/2025	160	162
USAA Capital
2.125%, 05/01/2030 (B)	150	147
USAA Capital MTN
2.625%, 06/01/2021 (B)	350	351
Wells Fargo
3.000%, 10/23/2026	190	203
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	130	134
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	380	486
4.900%, 11/17/2045	30	36
4.600%, 04/01/2021	480	480
4.478%, VAR United States Secured Overnight Financing Rate+4.032%, 04/04/2031	130	149
4.300%, 07/22/2027	200	226
3.750%, 01/24/2024	540	584
3.450%, 02/13/2023	120	126
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	90	92
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	160	163

		30,747

Health Care — 2.8%
Abbott Laboratories
3.400%, 11/30/2023	175	187
AbbVie
4.250%, 11/21/2049	30	34
3.800%, 03/15/2025	40	44
3.750%, 11/14/2023	20	22
3.600%, 05/14/2025	10	11
3.450%, 03/15/2022	120	123
3.200%, 11/21/2029	40	43
2.950%, 11/21/2026	20	21
2.600%, 11/21/2024	140	148
2.300%, 11/21/2022	1,046	1,076
Adventist Health System
2.433%, 09/01/2024	431	444
Aetna
2.800%, 06/15/2023	20	21
Anthem
3.125%, 05/15/2022	340	350

New Covenant Funds / Quarterly Report /March 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baylor Scott & White Holdings
1.947%, 11/15/2021	$1,226	$1,232
Becton Dickinson
4.685%, 12/15/2044	40	48
3.734%, 12/15/2024	24	26
3.363%, 06/06/2024	210	225
Bristol-Myers Squibb
3.875%, 08/15/2025	71	79
3.550%, 08/15/2022	60	63
3.400%, 07/26/2029	50	55
3.200%, 06/15/2026	120	130
2.900%, 07/26/2024	154	165
2.600%, 05/16/2022	80	82
2.250%, 08/15/2021	70	70
Cigna
4.375%, 10/15/2028	200	228
4.125%, 11/15/2025	50	56
3.750%, 07/15/2023	16	17
3.500%, 06/15/2024	160	172
1.250%, 03/15/2026	725	715
CommonSpirit Health
4.200%, 08/01/2023	473	510
CVS Health
5.050%, 03/25/2048	60	73
4.300%, 03/25/2028	220	250
3.875%, 07/20/2025	95	105
3.625%, 04/01/2027	180	197
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,075	1,345
Eli Lilly
2.350%, 05/15/2022	170	174
Gilead Sciences
2.500%, 09/01/2023	50	52
Humana
4.500%, 04/01/2025	10	11
3.150%, 12/01/2022	240	249
2.900%, 12/15/2022	290	300
Johnson & Johnson
0.950%, 09/01/2027	100	97
0.550%, 09/01/2025	50	50
Merck
1.450%, 06/24/2030	50	47
0.750%, 02/24/2026	80	79
Pfizer
2.625%, 04/01/2030	100	104
1.700%, 05/28/2030	50	48
0.800%, 05/28/2025	110	109
SSM Health Care
3.688%, 06/01/2023	644	682
Thermo Fisher Scientific
4.133%, 03/25/2025	463	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
4.450%, 12/15/2048	$10	$12
4.250%, 06/15/2048	10	12
3.875%, 12/15/2028	30	34
3.750%, 07/15/2025	30	33
3.500%, 06/15/2023	20	21
2.875%, 12/15/2021	50	51
2.375%, 10/15/2022	10	10
2.000%, 05/15/2030	30	29
1.250%, 01/15/2026	20	20

		11,105

Industrials — 1.5%
3M
3.700%, 04/15/2050	150	162
2.375%, 08/26/2029	30	31
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	12
Carrier Global
2.700%, 02/15/2031	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	590	610
Deere
3.750%, 04/15/2050	30	34
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	501	534
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	643
Eaton
2.750%, 11/02/2022	450	467
FedEx
3.800%, 05/15/2025	722	793
General Electric
4.350%, 05/01/2050	40	44
4.250%, 05/01/2040	30	33
3.625%, 05/01/2030	30	32
3.450%, 05/01/2027	100	109
General Electric MTN
6.875%, 01/10/2039	30	42
Honeywell International
1.350%, 06/01/2025	50	51
International Lease Finance
5.875%, 08/15/2022	400	428
Republic Services
3.200%, 03/15/2025	180	192
Ryder System MTN
3.350%, 09/01/2025	836	902

10	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
3.950%, 09/10/2028	$20	$22
3.750%, 07/15/2025	20	22
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	656	679
Waste Management
3.500%, 05/15/2024	120	130

		5,993

Information Technology — 1.5%
Adobe
2.300%, 02/01/2030	210	212
Apple
3.350%, 02/09/2027	210	231
2.900%, 09/12/2027	110	119
2.450%, 08/04/2026	70	74
1.125%, 05/11/2025	130	131
Broadcom
4.700%, 04/15/2025	180	203
4.110%, 09/15/2028	515	562
3.150%, 11/15/2025	140	149
Intel
4.750%, 03/25/2050	10	13
4.600%, 03/25/2040	10	12
3.700%, 07/29/2025	30	33
Juniper Networks
1.200%, 12/10/2025	570	560
Mastercard
3.850%, 03/26/2050	10	11
3.375%, 04/01/2024	190	206
Micron Technology
2.497%, 04/24/2023	70	73
Microsoft
3.300%, 02/06/2027	90	99
2.400%, 02/06/2022	150	153
1.550%, 08/08/2021	110	110
NVIDIA
3.700%, 04/01/2060	90	96
3.500%, 04/01/2040	130	140
3.500%, 04/01/2050	290	306
2.850%, 04/01/2030	90	94
Oracle
2.875%, 03/25/2031	30	31
2.500%, 10/15/2022	130	134
2.500%, 04/01/2025	738	774
1.650%, 03/25/2026	50	50
PayPal Holdings
1.650%, 06/01/2025	60	61
1.350%, 06/01/2023	571	581
salesforce.com
3.700%, 04/11/2028	150	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 04/11/2023	$70	$74
Texas Instruments
1.750%, 05/04/2030	40	38
Visa
4.300%, 12/14/2045	10	12
3.150%, 12/14/2025	110	120
1.900%, 04/15/2027	60	61

		5,690

Real Estate — 0.8%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	869
Digital Realty Trust
3.600%, 07/01/2029	815	875
Healthcare Trust of America Holdings
3.100%, 02/15/2030	769	793
Spirit Realty
2.100%, 03/15/2028	583	567

		3,104

Utilities — 1.2%
Aquarion
4.000%, 08/15/2024 (B)	227	247
Commonwealth Edison
3.700%, 08/15/2028	468	521
Duke Energy
3.550%, 09/15/2021	170	171
2.400%, 08/15/2022	150	154
Duke Energy Florida
3.200%, 01/15/2027	440	476
FirstEnergy
4.750%, 03/15/2023	380	400
3.350%, 07/15/2022	330	335
1.600%, 01/15/2026	30	29
Northern States Power
7.125%, 07/01/2025	1,190	1,474
Pacific Gas and Electric
2.100%, 08/01/2027	130	127
1.750%, 06/16/2022	100	100
Public Service Enterprise Group
2.875%, 06/15/2024	713	757

		4,791

Total Corporate Obligations (Cost $87,179) ($ Thousands)		91,103

U.S. TREASURY OBLIGATIONS — 17.3%
U.S. Treasury Bills
0.110%, 04/29/2021 (C)	2,660	2,660
0.090%, 05/04/2021 (C)	2,390	2,390

New Covenant Funds / Quarterly Report /March 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.076%, 05/18/2021 (C)	$3,630	$3,630
U.S. Treasury Bonds
2.000%, 02/15/2050	850	775
1.875%, 02/15/2041	634	589
1.875%, 02/15/2051	1,230	1,087
1.625%, 11/15/2050	1,400	1,162
1.375%, 11/15/2040	2,970	2,519
1.375%, 08/15/2050	3,760	2,922
1.250%, 05/15/2050	3,970	2,986
1.125%, 08/15/2040	1,060	859
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	303	432
2.125%, 02/15/2041	143	207
1.750%, 01/15/2028	87	105
1.375%, 02/15/2044	415	540
0.750%, 02/15/2042	475	546
0.125%, 10/15/2024	1,773	1,917
0.125%, 04/15/2025	182	197
0.125%, 01/15/2030	780	843
U.S. Treasury Notes
1.125%, 02/29/2028	1,300	1,276
1.125%, 02/15/2031	4,206	3,971
0.875%, 11/15/2030	380	351
0.750%, 01/31/2028	2,800	2,682
0.625%, 11/30/2027	1,410	1,343
0.625%, 12/31/2027	2,620	2,493
0.625%, 08/15/2030	5,013	4,539
0.500%, 10/31/2027	1,320	1,249
0.375%, 04/30/2025	20	20
0.375%, 11/30/2025	290	283
0.375%, 01/31/2026	10,604	10,336
0.250%, 05/31/2025	8,800	8,631
0.250%, 06/30/2025	260	255
0.250%, 07/31/2025	1,593	1,558
0.250%, 08/31/2025	730	713
0.250%, 09/30/2025	10	10
0.125%, 08/31/2022	1,810	1,810

Total U.S. Treasury Obligations (Cost $71,070) ($ Thousands)		67,886

ASSET-BACKED SECURITIES — 8.1%

Automotive — 1.7%

Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	323
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	320	343

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	$440	$449
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A4
1.960%, 02/18/2025	1,662	1,708
Ford Credit Auto Owner Trust, Ser 2020- REV2, Cl A
1.060%, 04/15/2033 (B)	1,144	1,133
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	1,182	1,211
NextGear Floorplan Master Owner Trust, Ser 2019-2A, Cl A2
2.070%, 10/15/2024 (B)	556	570
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	1,129	1,145

		6,882

Home — 0.2%

Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	171	178
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.109%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2034 (B)	390	397
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.409%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	192	176
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.829%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	73	71

		822

Other Asset-Backed Securities — 6.2%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,705
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
0.859%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2035	163	163
AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (B)	463	460
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	299	307

12	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	$523	$527
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
0.359%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	101	100
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.246%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	246	228
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	426	434
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	690	690
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	894	885
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.808%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,301	1,303
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.039%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	188	188
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	617	622
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
0.964%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	423	414
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.459%, VAR ICE LIBOR USD 1 Month+1.350%, 06/25/2065 (B)	411	418
Navient Student Loan Trust, Ser 2016-6A, Cl A3
1.409%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	550	569
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (B)	179	188
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	989	984
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	639	648
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	300	306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	$597	$597
RAAC Series Trust, Ser 2005-SP3, Cl M2
1.309%, VAR ICE LIBOR USD 1 Month+1.200%, 12/25/2035	262	262
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	359
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	165	176
SBA Small Business Investment, Ser 2021- 10A, Cl 1
1.667%, 03/10/2031	580	575
SLC Student Loan Trust, Ser 2010-1, Cl A
1.063%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	217	218
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
0.474%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	229	223
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.384%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	123	123
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	380	373
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	463	494
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	373	389
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	322	327
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	45	45
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (B)	272	280
Tricon American Homes, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (B)	531	522
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	199	213
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	188	203

New Covenant Funds / Quarterly Report /March 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	$143	$148
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	639	675
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	742	773
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	663	689
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	412	430
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	431	449
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	572	591
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,142	1,221
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	601	652
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	56	58
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	1,000	982
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	633
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	326	345

		24,164

Total Asset-Backed Securities (Cost $31,349) ($ Thousands)		31,868

FOREIGN BONDS — 6.4%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	216
ArcelorMittal
4.550%, 03/11/2026	100	111
3.600%, 07/16/2024	180	190
Banco Santander
3.125%, 02/23/2023	200	209
2.746%, 05/28/2025	200	209
1.344%, 04/12/2023	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Bank of Montreal MTN
1.850%, 05/01/2025	$130	$133
Bank of Nova Scotia
1.625%, 05/01/2023	584	598
1.300%, 06/11/2025	70	70
Barclays Bank
10.179%, 06/12/2021 (B)	370	376
1.700%, 05/12/2022	200	203
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BMW US Capital
1.850%, 09/15/2021 (B)	20	20
BNP Paribas
5.198%, 01/10/2030 (B)	200	236
4.705%, 01/10/2025 (B)	270	296
4.400%, 08/14/2028 (B)	200	228
BP Capital Markets PLC
3.535%, 11/04/2024	20	22
BPCE MTN
3.000%, 05/22/2022 (B)	640	658
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	554
3.950%, 11/09/2022	670	705
3.875%, 09/26/2023 (B)	595	643
Credit Suisse Group
4.194%, 04/01/2031 (B)	250	272
1.305%, 02/02/2027 (B)	471	456
Credit Suisse NY
2.950%, 04/09/2025	250	264
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	51
Danske Bank
5.000%, 01/12/2022 (B)	200	206
3.001%, 09/20/2022 (B)	200	202
1.226%, 06/22/2024 (B)	200	202
Ecopetrol
5.375%, 06/26/2026	140	157
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	217
Glencore Funding
4.125%, 05/30/2023 (B)	890	952
4.125%, 03/12/2024 (B)	60	65
HSBC Holdings PLC
4.583%, 06/19/2029	200	225
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	218
3.375%, 01/12/2023 (B)	200	208
3.125%, 07/14/2022 (B)	200	206
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	473
Lloyds Banking Group
2.858%, 03/17/2023	434	443

14	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
1.326%, 06/15/2023	$360	$363
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,230
Macquarie Group MTN
4.150%, 03/27/2024 (B)	495	528
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	548
Natwest Group
4.519%, 06/25/2024	290	314
4.269%, 03/22/2025	200	218
Nutrien
1.900%, 05/13/2023	501	514
NXP BV
4.625%, 06/01/2023 (B)	479	519
2.700%, 05/01/2025 (B)	40	42
OCP
4.500%, 10/22/2025 (B)	400	423
ORIX
4.050%, 01/16/2024	365	397
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	428
Petrobras Global Finance BV
6.850%, 06/05/2115	150	155
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	423
Petroleos Mexicanos
4.875%, 01/18/2024	190	195
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	123
1.150%, 06/10/2025	70	70
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	205
Shell International Finance BV
3.250%, 05/11/2025	150	162
3.250%, 04/06/2050	110	107
2.875%, 05/10/2026	90	96
2.750%, 04/06/2030	40	41
2.375%, 04/06/2025	548	576
1.750%, 09/12/2021	690	695
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	318
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	213
Southern Copper
3.500%, 11/08/2022	130	136
Standard Chartered
0.991%, 01/12/2025 (B)	670	666
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	251
Swedbank
1.300%, 06/02/2023 (B)	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	$250	$266
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	30
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	227	227
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	918	918
0.750%, 06/12/2023	130	131
Toyota Motor
1.339%, 03/25/2026	210	210
UBS
1.750%, 04/21/2022 (B)	611	619
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	707
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	282
3.491%, 05/23/2023 (B)	390	403
Vale Overseas
6.875%, 11/21/2036	148	197
6.250%, 08/10/2026	240	285

Total Foreign Bonds (Cost $23,905) ($ Thousands)		25,141

SOVEREIGN DEBT — 2.5%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	505
Colombia Government International Bond
5.625%, 02/26/2044	280	317
5.200%, 05/15/2049	310	340
3.125%, 04/15/2031	220	215
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	237
3.850%, 07/18/2027 (B)	200	219
3.750%, 04/25/2022	370	382
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	232
Mexico Government International Bond
4.000%, 10/02/2023	610	656
3.600%, 01/30/2025	380	413
Panama Government International Bond
6.700%, 01/26/2036	190	256
4.300%, 04/29/2053	300	321
Peruvian Government International Bond
6.550%, 03/14/2037	250	338
5.625%, 11/18/2050	310	409

New Covenant Funds / Quarterly Report /March 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
5.125%, 04/21/2021	$440	$440
4.000%, 01/22/2024	450	493
Province of Quebec Canada
2.625%, 02/13/2023	500	521
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,237
Qatar Government International Bond
3.250%, 06/02/2026	620	673
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	114	131
5.875%, 09/16/2043	400	506
5.625%, 04/04/2042	400	490
Uruguay Government International Bond
4.375%, 01/23/2031	390	452

Total Sovereign Debt (Cost $9,089) ($ Thousands)		9,783

MUNICIPAL BONDS — 1.1%
California — 0.2%
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	532

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	422

Michigan — 0.2%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	805

Missouri — 0.2%
University of Missouri, System Facilities, RB Callable 10/01/2025 @ 100
1.714%, 11/01/2025	725	747

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	130

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	665	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	$795	$923

Total Municipal Bonds (Cost $4,103) ($ Thousands)		4,285

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FHLMC
2.375%, 01/13/2022	1,090	1,110

Total U.S. Government Agency Obligation (Cost $1,092) ($ Thousands)		1,110

	Shares
CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	14,897,932	14,898

Total Cash Equivalent (Cost $14,898) ($ Thousands)		14,898

Total Investments in Securities — 105.5% (Cost $409,102) ($ Thousands)		$414,259

	Contracts

WRITTEN OPTIONS* — 0.0%
Total Written Options (E)
(Premiums Received $79) ($ Thousands)	(122)	$(20)

16	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Continued)

A list of open option contracts held by the Fund at March 31, 2021 are as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS — 0.0%

Call Options
May 2021, U.S. 10 Year Future Option*	(27)	$(18)	$134.00	04/17/21	$(1)
June 2021, U.S. 10 Year Future Option*	(6)	(6)	132.00	05/22/21	(3)
June 2021, U.S. 10 Year Future Option*	(29)	(13)	134.00	05/22/21	(4)
May 2021, U.S. 10 Year Future Option*	(12)	(4)	133.00	04/17/21	(1)
June 2021, U.S. Bond Future Option*	(9)	(8)	159.00	05/22/21	(6)
May 2021, U.S. Bond Future Option*	(11)	(8)	159.00	04/17/21	(3)
May 2021, U.S. Bond Future Option*	(4)	(4)	161.00	04/17/21	–
May 2021, U.S. Bond Future Option*	(7)	(8)	162.00	04/17/21	(1)
May 2021, U.S. Bond Future Option*	(12)	(7)	164.00	04/17/21	(1)
May 2021, U.S. Bond Future Option*	(5)	(3)	165.00	04/17/21	–

Total Written Options		$(79)			$(20)

† Represents Cost

A list of the open futures contracts held by the Fund at March 31, 2021 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	248	Dec-2023	$61,385	$61,253	$(132)
90-Day Euro$	(122)	Dec-2021	(30,432)	(30,419)	13
U.S. 10-Year Treasury Note	(160)	Jun-2021	(21,429)	(20,950)	479
U.S. 2-Year Treasury Note	147	Jul-2021	32,477	32,447	(30)
U.S. 5-Year Treasury Note	353	Jul-2021	44,042	43,560	(482)
U.S. Long Treasury Bond	(214)	Jun-2021	(34,447)	(33,083)	1,364
U.S. Ultra Long Treasury Bond	22	Jun-2021	4,245	3,987	(258)
Ultra 10-Year U.S. Treasury Note	14	Jun-2021	2,080	2,011	(69)

			$57,921	$58,806	$885

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $392,674 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $64,012 ($ Thousands), representing 16.3% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

New Covenant Funds / Quarterly Report /March 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Income Fund (Concluded)

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	168,185	–	168,185
Corporate Obligations	–	91,103	–	91,103
U.S. Treasury Obligations	–	67,886	–	67,886
Asset-Backed Securities	–	31,868	–	31,868
Foreign Bonds	–	25,141	–	25,141
Sovereign Debt	–	9,783	–	9,783
Municipal Bonds	–	4,285	–	4,285
U.S. Government Agency Obligation	–	1,110	–	1,110
Cash Equivalent	14,898	–	–	14,898

Total Investments in Securities	14,898	399,361	–	414,259

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(20)	–	–	(20)
Futures Contracts*
Unrealized Appreciation	1,856	–	–	1,856
Unrealized Depreciation	(971)	–	–	(971)

Total Other Financial Instruments	865	–	–	865

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,707	$ 151,499	$ (146,308)	$—	$—	$14,898	14,897,932	$1	$—

18	New Covenant Funds / Quarterly Report /March 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.9%

Equity Fund — 60.5%
New Covenant Growth Fund †	3,886,671	$213,806

Total Equity Fund (Cost $104,933) ($ Thousands)		213,806

Fixed Income Fund — 38.4%
New Covenant Income Fund †	5,684,093	135,452

Total Fixed Income Fund (Cost $131,721) ($ Thousands)		135,452

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,955,348	$3,955

Total Cash Equivalent (Cost $3,955) ($ Thousands)		3,955

Total Investments in Securities — 100.0% (Cost $240,609) ($ Thousands)		$353,213

Percentages are based on Net Assets of $353,346 ($Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 178,467	$ 15,515	$ (26,510)	$ 6,097	$ 40,237	$ 213,806	3,866,671	$ 1,417	$ 6,192
New Covenant Income Fund	113,632	31,555	(6,955)	(17)	(2,763)	135,452	5,684,093	1,670	1,469
SEI Daily Income Trust, Government Fund, Cl F	3,298	19,438	(18,781)	—	—	3,955	3,955,348	—	—

Totals	$ 295,397	$ 66,508	$ (52,246)	$ 6,080	$ 37,474	$ 353,213		$ 3,087	$ 7,661

New Covenant Funds/ Quarterly Report /March 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.8%
Fixed Income Fund — 63.8%
New Covenant Income Fund †	2,361,704	$56,279

Total Fixed Income Fund (Cost $54,723) ($ Thousands)		56,279

Equity Fund — 35.0%
New Covenant Growth Fund †	560,174	30,815

Total Equity Fund (Cost $13,023) ($ Thousands)		30,815

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	947,717	$948

Total Cash Equivalent (Cost $948) ($ Thousands)		948

Total Investments in Securities — 99.9% (Cost $68,694)($ Thousands)		$88,042

Percentages are based on Net Assets of $88,113 ($Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2021.
†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2021 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2021	Shares	Dividend Income	Capital Gains
New Covenant Income Fund	$ 50,030	$ 10,020	$ (2,635)	$ (6)	$ (1,130)	$ 56,279	2,361,704	$ 714	$ 621
New Covenant Growth Fund	27,937	3,000	(7,191)	2,717	4,352	30,815	560,174	215	944
SEI Daily Income Trust, Government Fund, Cl F	754	8,932	(8,738)	—	—	948	947,717	—	—

Totals	$ 78,721	$ 21,952	$ (18,564)	$ 2,711	$ 3,222	$ 88,042		$ 929	$ 1,565

New Covenant Funds / Quarterly Report /March 31, 2021	1